Calvert
Municipal
Fund

Annual
Report
December 31, 1995



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



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                             .....................
                                 800-368-2748


                              Yields and Prices:
                             .....................
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                            24 hours, 7 days a week
                                 800-368-2745


                                  Service for
                               Existing Account:
                             .....................
                          Shareholders: 800-368-2745
                             Brokers: 800-368-2746

                                TDD for Hearing
                                   Impaired:
                             .....................
                                 800-541-1524


                                Branch Office:
                             .....................
                            4550 Montgomery Avenue
                                  Suite 1000N
                           Bethesda, Maryland 20814


                             Registered, Certified
                              or Overnight Mail:
                             .....................
                                 Calvert Group
                            4550 Montgomery Avenue
                                  Suite 1000N
                           Bethesda, Maryland 20814


                                   Principal
                                 Underwriter:
                             .....................
                          Calvert Distributors, Inc.
                            4550 Montgomery Avenue
                                  Suite 1000N
                           Bethesda, Maryland 20814


     This report is intended to provide fund information to shareholders.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

                        Annual Report--December 31, 1995

                                  ==========

                             CALVERT MUNICIPAL FUND

Dear Investors:

  The soft-landing theory became a reality during the twelve months ended December 31, 1995. Gross Domestic Product (GDP) slowed to below 2% annualized, based on estimates of fourth quarter data. The more sluggish pace of economic growth kept inflation in check. Interest rates declined as the Federal Reserve took steps to stimulate the economy during the last two quarters of 1995.

Market Summary

  The stock and bond markets thrived in this economic climate. Investors poured money into the stock market as companies continued to generate good earnings despite the slowing economy. Stocks were also selected as an alternative to bonds as yields on fixed-income investments declined. The Standard & Poor's 500(R) Stock Index rose 34% for the year.

  Bond investors benefited from a windfall of capital gains as yields fell. Returns on bonds, generally expected to lag those on stocks, were as high as 30% for long-term Treasuries. Money market investors paid a big price for security, with the average taxable money market fund returning just over 5% for the year.

Performance and Strategy

  Municipal bond rates backed down in 1995, after rising steeply through 1994. Returns on municipal bonds lagged taxable bonds, but were still near the high end of their historical range. Talk of tax reform looks to have kept some investors from taking advantage of munis' solid performance. Supply was thin as state and local governments kept a tight rein on spending. This put some upward pressure on municipal bond prices.

  Each of the Calvert Municipal Intermediate Funds generated a double-digit return for the twelve months ending December 31, 1995. Seven funds led their peer group averages; two funds, the California and Arizona Municipal Intermediate Funds, lagged. The reason for the California Fund's relative underperformance was our more cautious approach to the California municipal bond market, in light of the Orange County debacle. The California market recovered more quickly than we anticipated, and our defensive position restrained the Fund's performance. The Arizona Fund's return was a bit below the return on an average of similar funds due to this fund's slightly shorter average maturity.

  We kept Fund maturities near their mid-year levels, 10 years, and generally in line with their peers through the second half of the year.

Outlook

  The past 24 months in the bond market have been remarkable. Nineteen ninety-four was one of the three worst markets since 1926, the earliest year for which Ibbotson & Associates tracks bond market performance. Nineteen ninety-five was one of the three strongest markets since 1926 and one of only two years in which long-term Treasuries have returned over 30%. The strength of these bull and bear markets is extreme, and the chance of their occurring, as they did, in consecutive years is infinitesimally small. If there's a lesson for

Municipal Rates

[CHART APPEARS HERE]


ANNUAL REPORT                                         CALVERT MUNICIPAL FUND - 1

                            Investment Performance

------------------------------------------------------------------------------

                                                 Six     Twelve
  Periods Ended 12/31/95                        Months   Months
  ----------------------------------------------------------------
  National Municipal Intermediate                5.58%   13.64%
   Lipper Int. Muni. Funds Avg.                  5.17%   12.89%
  California Municipal Intermediate              5.18%   12.07%
   Lipper CA Int. Muni Funds Avg.                5.63%   13.27%
  Arizona Municipal Intermediate                 4.68%   12.44%
  Maryland Municipal Intermediate                5.25%   13.66%
  Michigan Municipal Intermediate                5.08%   13.08%
  Virginia Municipal Intermediate                4.99%   13.54%
   Lipper Other States Int. Muni. Funds Avg.     5.09%   12.72%
  New York Municipal Intermediate                5.58%   13.72%
   Lipper NY Int. Muni. Funds Avg.               5.21%   12.71%
  Florida Municipal Intermediate                 5.14%   13.48%
   Lipper FL Int. Muni. Funds Avg.               4.88%   12.85%
  Pennsylvania Municipal Intermediate            5.34%   13.51%
   Lipper PA Int. Muni. Funds Avg.               4.98%   12.38%

       Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charges.

-------------------------------------------------------------------------------

investors here, it is that predicting the direction of the market is impossible and one would do well to stick to a long-term investment plan rather than react to short-term market swings. Those investors who held their course after a drubbing in 1994 were amply rewarded in 1995.

  Given the recent dramatic market moves, it's difficult to assess the outlook for 1996. We see no reason to expect a bear market, but investors should not anticipate returns as strong as 1995's. Continued corporate downsizing, cutbacks in federal spending, weakened consumer psychology and the still sluggish housing market will likely keep the economy soft. The Federal Reserve could respond with additional rate cuts. We would not be surprised to see short-term rates fall another 50 basis points by mid-year, with this action possibly occurring as early as the first quarter.

  We will be carefully monitoring the upcoming elections, especially Republican and Democratic platforms regarding tax reform. After the elections, when we have a clearer picture of the political landscape, we should be better able to assess the likelihood of a change in the tax preference of municipal bonds. In our opinion, investors have already discounted for some of the uncertainty ahead, and the municipal bond market looks attractively valued. Right now, munis are yielding about 87% to 90% of the 30-year Treasury, for a taxable equivalent yield well above Treasuries.

  We appreciate your investment in the Calvert Municipal Intermediate Funds.

Sincerely,

/s/ David Rochat
----------------
David Rochat
Senior Vice President
January 17, 1996


2 - CALVERT MUNICIPAL FUND                                         ANNUAL REPORT

-------------------------------------------------------------------------------

                           Municipal Funds Portfolios

                                  ==========

                          Portfolio Ratings Breakdown

[6 PIE CHARTS APPEAR BELOW HERE]

                             National Intermediate
                                   Portfolio

                             NR................28%
                             AA/A..............29%
                             AAA/Aaa...........31%
                             A/A............... 3%
                             BBB/Baa...........19%

                            California Intermediate
                                   Portfolio

                             NR................20%
                             AA/Aa.............15%
                             AAA/Aaa...........44%
                             BBB/Baa........... 7%
                             Cash Equivalents.. 3%
                             A/A...............11%

                             Maryland Intermediate
                                   Portfolio

                             AAA/Aaa...........34%
                             AA/Aa.............29%
                             NR................32%
                             Cash Equivalents.. 3%
                             A/A............... 2%

                              Arizona Intermediate
                                   Portfolio

                             AAA/Aaa...........65%
                             AA/Aa.............29%
                             A/A............... 3%
                             BBB/Baa........... 3%

                              Florida Intermediate
                                   Portfolio

                             NR................22%
                             AAA/Aaa...........56%
                             AA/Aa.............11%
                             BBB/Baa........... 8%
                             Cash Equivalents.. 3%


                             Michigan Intermediate
                                   Portfolio

                             AAA/Aaa...........38%
                             AA/Aa.............32%
                             A/A............... 8%
                             NR................22%


   NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert
            Asset Management Company, Inc., the Investment Advisor.

-------------------------------------------------------------------------------

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 3

                          Municipal Funds Portfolios

                                  ==========

                          Portfolio Ratings Breakdown

                           [PIE CHARTS APPEAR HERE]

New York Intermediate Portfolio           Pennsylvania Intermediate Portfolio
AAA/Aaa...................  25%           AAA/Aaa...................  43%
AA/Aa.....................  40%           AA/Aa.....................  15%
A/A.......................  14%           NR........................  12%
BBB/Baa...................  12%           A/A.......................  11%
NR........................   9%           Cash Equivalents..........   7%
                                          BBB/Baa...................  12%

Virginia Intermediate Portfolio
AAA/Aaa...................  43%
AA/Aa.....................  15%
NR........................  12%
A/A.......................  11%
Cash Equivalents..........   7%
BBB/Baa...................  12%

NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investors Services, Inc., or Standards & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.


                             Portfolio Statistics

                                  ==========

                           Weighted Average Maturity

                                          6/30/95  12/31/95
-------------------------------------------------------------
  National Municipal Intermediate        13 years  10 years
  Arizona Municipal Intermediate          7 years   7 years
  California Municipal Intermediate      10 years   9 years
  Florida Municipal Intermediate          9 years   9 years
  Maryland Municipal Intermediate         9 years   8 years
  Michigan Municipal Intermediate         8 years   7 years
  New York Municipal Intermediate         7 years   7 years
  Pennsylvania Municipal Intermediate    12 years   8 years
  Virginia Municipal Intermediate        10 years   9 years

           Yields assume reinvestment of dividends.



4 - CALVERT MUNICIPAL FUND                                       ANNUAL REPORT

                             Portfolio Statistics

                                  ==========

                                  SEC Yields

                                                Class A    Class C
Thirty Days Ended                               12/31/95   12/31/95
--------------------------------------------------------------------
  National Municipal Intermediate                 4.46%       3.63%
  Arizona Municipal Intermediate                  3.83%       3.08%
  California Municipal Intermediate               4.12%       3.38%
  Florida Municipal Intermediate                  4.09%       3.34%
  Maryland Municipal Intermediate                 3.99%       3.30%
  Michigan Municipal Intermediate                 4.05%       3.37%
  New York Municipal Intermediate                 4.24%       3.56%
  Pennsylvania Municipal Intermediate             4.01%       3.29%
  Virginia Municipal Intermediate                 4.08%       3.41%

                Yields assume reinvestment of dividends.

                         Average Annual Total Returns

                                                           Since
Periods Ended 12/31/95                          1 Year   Inception
--------------------------------------------------------------------
  CLASS A SHARES
  National Municipal Intermediate (9/92)         10.49%       6.11%
  Arizona Municipal Intermediate (1/94)           9.42%       3.51%
  California Municipal Intermediate (5/92)        8.96%       5.63%
  Florida Municipal Intermediate (1/94)          10.41%       3.68%
  Maryland Municipal Intermediate (10/93)        10.58%       4.05%
  Michigan Municipal Intermediate (10/93)        10.06%       4.38%
  New York Municipal Intermediate (10/93)        10.67%       4.36%
  Pennsylvania Municipal Intermediate (1/94)     10.47%       4.41%
  Virginia Municipal Intermediate (10/93)        10.51%       4.65%

  CLASS C SHARES
  National Municipal Intermediate (3/94)         12.50%       5.87%
  Arizona Municipal Intermediate (3/94)          11.77%       4.81%
  California Municipal Intermediate (3/94)       10.99%       4.28%
  Florida Municipal Intermediate (3/94)          12.28%       5.21%
  Maryland Municipal Intermediate (3/94)         12.55%       5.03%
  Michigan Municipal Intermediate (3/94)         11.96%       5.00%
  New York Municipal Intermediate (3/94)         12.63%       5.44%
  Pennsylvania Municipal Intermediate (3/94)     12.55%       6.26%
  Virginia Municipal Intermediate (3/94)         12.62%       5.69%

Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of the Fund's maximum sales charge of 2.75%.


ANNUAL REPORT                                       CALVERT MUNICIPAL FUND - 5

--------------------------------------------------------------------------------

                              Portfolio Statistics

                                  ==========

                  Calvert National Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

                  Calvert Arizona Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

                 Calvert California Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

--------------------------------------------------------------------------------

6 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

--------------------------------------------------------------------------------

                              Portfolio Statistics

                                  ==========

                  Calvert Florida Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

                  Calvert Maryland Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

                  Calvert Michigan Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

--------------------------------------------------------------------------------

ANNUAL REPORT                                         CALVERT MUNICIPAL FUND - 7

--------------------------------------------------------------------------------

                              Portfolio Statistics

                                  ==========

                  Calvert New York Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

                Calvert Pennsylvania Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

                  Calvert Virginia Municipal Intermediate Fund
      Comparison of change in value of a hypothetical $10,000 investment.

                             [CHART APPEARS HERE]

Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of each fund's maximum front-end sales charge of 2.75%. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A shares is plotted in the line graphs. The value of an investment in Class C shares would be different. Past performance is no guarantee of future returns.

--------------------------------------------------------------------------------

8 - CALVERT MUNICIPAL FUND                                         ANNUAL REPORT

                       Report of Independent Accountants

                                  ==========

To the Board of Directors and Shareholders of Calvert Municipal Fund, Inc.:

  We have audited the accompanying statements of net assets of Calvert Municipal Fund, Inc. (comprised of Calvert National, Arizona, California, Maryland, Michigan, New York, Pennsylvania and Virginia Municipal Intermediate Funds), as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the following financial highlights: Calvert National Municipal Intermediate Fund for the three years then ended and the period September 30, 1992 (commencement of operations) through December 31, 1992; Calvert California Municipal Intermediate Fund for the three years then ended and for the period May 29, 1992 (commencement of operations) through December 31, 1992; Calvert Maryland, Michigan, New York, and Virginia Municipal Intermediate Funds for the two years then ended and for the period October 1, 1993 (commencement of operations) through December 31, 1993; and Calvert Arizona and Pennsylvania Municipal Intermediate Funds for the year then ended and for the period January 1, 1994 (commencement of operations) through December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds noted in the first paragraph as of December 31, 1995, the results of their operations, changes in their net assets and financial highlights for the respective periods referred to above, in conformity with generally accepted accounting principles.


                                                      COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 9, 1996


ANNUAL REPORT                                       CALVERT MUNICIPAL FUND - 9

                       Report of Independent Accountants

                                  ==========


To the Board of Trustees of First Variable Rate Fund for Government Income and Shareholders of the Calvert Florida Municipal Intermediate Fund:

  We have audited the accompanying statement of net assets of Calvert Florida Municipal Intermediate Fund (one of the portfolios comprising the First Variable Rate Fund for Government Income), as of December 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Florida Municipal Intermediate Fund as of December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                      COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 9, 1996



10 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                            Calvert Municipal Fund
                              National Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
============================================================================================================
                                           Municipal Obligations (102.2%)
Arizona (5.0%)
  $1,000,000   Maricopa County School District General Obligation Bonds,
                 7.50%, 7/1/07, AMBAC Insured...............................................    $1,238,180
   1,015,000   Mohave County Industrial Development Authority Revenue Bonds,
                 Citizens Utilities, Series B, 6.875%, 9/1/26, (Optional tender
                 9/1/03 @ 100)..............................................................     1,072,175

California (9.0%)
     500,000   California General Obligation Bonds, 9.226%, 4/25/96, BPA: Multi-Bank........       508,125
   1,000,000   Orange County Multi-Family Housing Revenue Bonds, 5.60%, 10/1/27,
                 (Tender 10/1/05 @ 100).....................................................     1,022,820
     860,073   Regents of the University of California, Los Angeles Lease Revenue Bonds,
                 6.00%, 5/15/02.............................................................       871,984
     500,000   San Francisco International Airport Series-2 #5 Municipal Transportation
                 Revenue Bonds, 5.90%, 5/1/05, FGIC Insured.................................       540,185
     750,000   San Francisco International Airport Series-2 #5 Municipal Transportation
                 Revenue Bonds, 6.00%, 5/1/06, FGIC Insured.................................       813,450
     400,000   Tahoe City Public Utility District Certificates of Participation, Series B,
                 6.30%, 6/1/04..............................................................       417,212

Colorado (4.6%)
   1,100,000   Denver City and County Airport Revenue Bonds, Series A,
                 7.10%, 11/15/01............................................................     1,198,505
     770,000   El Paso School District General Obligation Bonds, 8.25%, 12/15/04............       926,079

Connecticut (5.6%)
   1,500,000   Connecticut Development Authority Airport Facility Revenue VRDN,
                 6.70%, 12/1/20, LOC: Multi-bank............................................     1,500,000
   1,000,000   Connecticut Special Tax Obligation Revenue Bonds, Transportation
                 Infrastructure Project, 6.00%, 9/1/06......................................     1,100,100

Florida (5.6%)
     440,000   Collier County Special Assessment Bonds, Pine/Naples Project,
                 5.375%, 11/1/07............................................................       459,976
   2,000,000   Tampa Capital Improvement Program Revenue Bonds, Series B,
                 8.375%, 10/1/18, IA: Multi-Bank............................................     2,164,020

Georgia (6.8%)
   1,500,000   Atlanta Airport Authority Facility Revenue Bonds, 6.50%, 1/1/07,
                 AMBAC Insured..............................................................     1,705,035
   1,800,000   Georgia State General Obligation Bonds, 3.25%, 7/1/12........................     1,438,344
============================================================================================================
Explanation of Guarantees:                         Abbreviations:
 BPA - Bond Purchase Agreement                     AMBAC - American Municipal Bond Assurance Corporation
 C/LOC - Collateralized Letter of Credit           FGIC - Financial Guaranty Insurance Company
 IA - Investment Agreement                         FSA - Financial Security Advisor
 LOC - Letter of Credit                            MBIA - Municipal Bond Insurance Association
 SURBD - Surety Bond                               VRDN - Variable Rate Demand Notes


ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 11

                            Calvert Municipal Fund
                              National Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========


Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
Hawaii (3.0%)
  $1,400,000   Honolulu City & County Improvement General Obligation Bonds,
                 5.00%, 10/1/13.............................................................    $1,385,272

Illinois (2.5%)
   1,000,000   Chicago Water Revenue Bonds, 6.50%, 11/1/10, FGIC Insured....................     1,150,510

Indiana (4.9%)
   2,000,000   Indianapolis Local Public Improvement Bond Bank Revenue Bonds,
                 6.75%, 2/1/14..............................................................     2,285,060

Louisiana (1.0%)
     425,000   Louisiana Public Facility Authority Student Loan Revenue Bonds,
                 6.50%, 3/1/02..............................................................       458,227

Maryland (14.1%)
   1,500,000   Baltimore County Economic Development Revenue Bonds,
                 5.65%, 9/1/96, LOC: First National Bank of Maryland........................     1,503,135
   1,233,000   Cecil County Health Department Certificates of Participation,
                 7.875%, 7/1/14.............................................................     1,306,980
   1,060,000   Cambridge Economic Development Authority Revenue Bonds,
                  Dorchester Hospital, 7.25%, 4/1/04........................................     1,152,326
     750,000   Maryland State Economic Development Authority Revenue Bonds,
                 Series A, 6.375%, 11/1/09, LOC: First National Bank of Maryland,
                 (Optional Tender 10/31/99 @ 100)...........................................       751,597
   1,860,200   Prince Georges Economic Development Revenue Bonds, 5.68%, 8/1/11,
                 LOC: First National Bank of Maryland, (Tender 1/1/01 @ 100)................     1,865,539

Michigan (2.3%)
   1,045,000   Michigan Higher Education Facilities Authority Revenue Bonds,
                 6.00%, 11/1/03.............................................................     1,085,901

New Hampshire (1.2%)
     550,000   Sullivan County Regional Refuse Disposal District General Obligation
                 Bonds, 6.40%, 12/1/97......................................................       550,198

New Mexico (0.1%)
      50,000   New Mexico Educational Assistance Foundation Student Loan
                 Revenue Bonds, 6.30%, 12/1/02..............................................        54,156

New York (10.4%)
               Glen Cove General Obligation Bonds:
     225,000     5.50%, 1/15/03.............................................................       234,315
     215,000     5.60%, 1/15/04.............................................................       224,901
     215,000     5.70%, 1/15/05.............................................................       225,836

12 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                             Calvert Municipal Fund
                               National Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
New York (Cont'd)
    $249,683   New York City Hospital Revenue Bonds, Bronx Lease, 5.75%, 12/1/97............      $253,568
   1,750,000   New York City General Obligation Bonds, Series B, 6.20%, 8/15/06.............     1,814,645
     800,000   New York City General Obligation Bonds, Series E, 5.75%, 2/15/09.............       791,952
     200,000   New York State Certificates of Participation, 5.45%, 2/1/00..................       203,652
   1,000,000   New York State Local Government Assistance Corporation Revenue
                 Bonds, 6.00%, 4/1/14.......................................................     1,086,060

Pennsylvania (4.8%)
   1,000,000   Philadelphia Airport Revenue Bonds, 5.70%, 6/15/07, AMBAC Insured............     1,048,910
   1,125,000   Philadelphia Airport Revenue Bonds, 5.75%, 6/15/08, AMBAC Insured............     1,174,928

South Dakota (2.6%)
   1,125,000   Heartland Consumers Power District Revenue Bonds, 6.00%, 1/1/09,
                 FSA Insured................................................................     1,235,014

Texas (3.3%)
   1,500,000   North Texas Higher Education Student Loan Revenue Bonds,
                 Series B, 5.55%, 4/1/03....................................................     1,559,730

Virginia (8.8%)
     340,000   Arlington County Community Housing Finance Revenue Bonds,
                 6.00%, 6/1/09..............................................................       353,640
               Virginia State Housing Development Authority Revenue Bonds:
   1,000,000     Series A, 6.50%, 7/1/03....................................................     1,052,660
     300,000     Series A, 6.90%, 7/1/07....................................................       319,074
   1,120,000     Series I, 6.00%, 7/1/03....................................................     1,165,920
   1,200,000   West Point Industrial Development Authority Pollution Control
                 Revenue Bonds, Chesapeake Corp. Project, 6.375%, 5/1/03....................     1,203,229

Other (6.6%)
   1,000,000   Fort Mojave Indian Tribe of Arizona, California and Nevada
                 Public Facilities Combined Limited Obligation and Revenue Bonds
                 Adjustable Rate and Tender Series of 1993, 5.75%, 12/1/18,
                 (Tender 12/1/96 @ 100).....................................................     1,015,650
   2,000,000   Oneida Utility Commission Government Lease Revenue Bonds,
                 6.25%, 7/1/97..............................................................     2,041,920
                                                                                               -----------

                 Total Municipal Obligations (Cost $44,981,743).............................    47,530,695
                                                                                               -----------
                   TOTAL INVESTMENTS (Cost $44,981,743) 102.2%..............................    47,530,695
                   Other assets and liabilities, net (2.2 %)................................    (1,006,530)
                                                                                               -----------
                   NET ASSETS  100%.........................................................   $46,524,165
                                                                                               ===========


ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 13

                            Calvert Municipal Fund
                              National Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Net Assets Consist of:                                                                               Value
------------------------------------------------------------------------------------------------------------
Each class of common stock has $.01 par value with 250,000,000 shares authorized for
  Class A and C combined
Par value and paid-in capital:
  Class A: 3,780,274 shares outstanding.....................................................   $38,881,450
  Class C: 602,574 shares outstanding.......................................................     6,097,343
Undistributed net investment income.........................................................        63,128
Accumulated net realized gain (loss)........................................................    (1,066,708)
Net unrealized appreciation (depreciation) on investments...................................     2,548,952
                                                                                               -----------
  Net assets................................................................................   $46,524,165
                                                                                               ===========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
  Class A (based on net assets of $40,146,014)..............................................        $10.62
                                                                                               ===========
  Class C (based on net assets of $6,378,151)...............................................        $10.58
                                                                                               ===========

See notes to financial statements.

14 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                             Calvert Municipal Fund
                              California Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                      California Municipal Obligations (98.6%)
    $595,000   California Educational Facilities Revenue Bonds, University of San Francisco,
                 5.90%, 10/1/02.............................................................      $635,514
     500,000   California General Obligation Bonds, 9.226%, 4/25/96, BPA: Multi-Bank........       508,125
   1,000,000   California General Obligation Bonds, 6.40%, 9/1/07...........................     1,116,010
   1,113,878   California State Justice Department Certificates of Participation,
                 6.75%, 8/31/98.............................................................     1,154,089
   1,000,000   California State Department Water Resources Revenue Bonds,
                 5.70%, 12/1/03.............................................................     1,084,040
   1,000,000   California State Department Water Resources Revenue Bonds,
                 5.50%, 12/1/09.............................................................     1,028,340
   1,750,000   California State Public Works Department of Corrections Lease Revenue
                 Bonds, 5.25%, 12/1/07, AMBAC Insured.......................................     1,796,778
     620,000   City of Chula Vista Multi-Family Housing Revenue Bonds, Eucaluptus
                 Grove Project, 5.75%, 11/1/07, SURBD: Continental Casualty Co..............       626,014
   1,000,000   Hemet Multi-Family Housing Revenue VRDN, 5.55%, 7/1/06, C/LOC:
                 Mercury S&L................................................................     1,000,000
   2,000,000   Los Angeles City General Obligation Bonds, Series A, 5.70%,
                 9/1/08, FGIC Insured.......................................................     2,084,960
   1,000,000   Los Angeles City General Obligation Bonds,  7.50%, 9/1/01,
                 MBIA Insured...............................................................     1,156,480
   1,000,000   Los Angeles Department of Water and Power Revenue Bonds,
                 5.40%, 9/1/06..............................................................     1,035,890
   1,000,000   Los Angeles Wastewater System Revenue Bonds, 8.50%, 6/1/02,
                 MBIA Insured...............................................................     1,221,840
   1,000,000   Los Angeles Wastewater System Revenue Bonds, Series C, 5.60%, 6/1/15.........     1,008,690
     750,000   Merced County Certificates of Participation, 5.625%, 10/1/02,
                 FSA Insured................................................................       803,138
     775,000   Oceanside Unified School District Certificates of Participation, 7.25%,
                 8/1/02.....................................................................       799,637
   1,000,000   Port of Oakland  Revenue Bonds, Series D, 7.00%, 11/1/02,
                 MBIA Insured...............................................................     1,150,770
   1,335,000   Redlands Sewer Facilities Project Certificates of Participation, 4.50%,
                 9/1/17, (Mandatory Put 6/1/96 @ 100), FGIC Insured.........................     1,339,926
     587,049   Regents of the University of California, Los Angeles, Certificates of
                 Participation, 6.32%, 3/15/99..............................................       618,691
      35,680   Regents of University of California, San Diego, Certificates of Participation,
                 7.65%, 6/1/97..............................................................        35,926
     794,655   Sacramento Certificates of Participation, 6.75%, 3/1/02......................       809,531
   1,574,647   Sacramento Certificates of Participation, 6.50%, 1/1/04......................     1,662,702
   1,000,000   Sacramento City Financing Authority Revenue Bonds, Series B,
                 5.00%, 11/1/14.............................................................       970,250
   2,000,000   San Diego County Children Center Project Certificates of Participation,
                 6.00%, 10/1/02.............................................................     2,016,420
   1,000,000   San Diego County Transportation Commission Revenue Bonds,
                 5.25%, 4/1/06, FGIC Insured................................................     1,034,970

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 15

                             Calvert Municipal Fund
                              California Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
  $1,000,000   San Diego County Vista Detention Facility Certificates of Participation,
                 5.00%, 4/1/05, MBIA Insured................................................    $1,022,390
   1,500,000   San Francisco City & County General Obligation Bonds, 5.50%,
                 6/15/13, FGIC Insured......................................................     1,531,005
     575,000   San Jose Financing Authority Revenue Bonds, Convention Center Project,
                 Series C, 5.75%, 9/1/98....................................................       597,563
   1,500,000   Southern California Public Power Authority Revenue Bonds, 5.375%,
                 1/1/09, MBIA Insured.......................................................     1,526,775
   1,000,000   Southern California Rapid Transit District Special Assessment Bonds,
                 5.90%, 9/1/07, AMBAC Insured...............................................     1,086,160
               Tahoe City Public Utility District Certificates of Participation, Series B:
     465,000     5.60%, 6/1/98..............................................................       475,523
     505,000     5.75%, 6/1/99..............................................................       517,872
     745,000     5.90%, 6/1/00..............................................................       768,296
     885,000     6.25%, 6/1/03..............................................................       922,223
   1,000,000   University of California Multi Purpose Project Revenue Bonds, Series C,
                 5.125%, 9/1/13, AMBAC Insured..............................................       990,180
     805,000   Valley Health System Certificates of Participation, 6.25%, 5/15/99...........       811,738
   1,000,000   Ventura County Certificates of Participation, 5.375%, 12/1/01................     1,043,430
                                                                                               -----------

                 Total Municipal Obligations (Cost $36,371,749).............................    37,991,886
                                                                                               -----------

                   TOTAL INVESTMENTS (Cost $36,371,749) 98.6%...............................    37,991,886
                   Other assets and liabilities, net  1.4%..................................       523,966
                                                                                               -----------
                   NET ASSETS  100%.........................................................   $38,515,852
                                                                                               ===========

Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------

Each class of common stock has $.01 par value with 250,000,000 shares authorized for
  Class A and C combined
Par value and paid-in capital:
  Class A: 3,275,855 shares outstanding.....................................................   $33,999,955
  Class C: 390,915 shares outstanding.......................................................     4,014,214
Undistributed net investment income.........................................................        53,498
Accumulated net realized gain (loss)........................................................    (1,171,952)
Net unrealized appreciation (depreciation) on investments...................................     1,620,137
                                                                                               -----------
  Net assets................................................................................   $38,515,852
                                                                                               ===========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------

  Class A (based on net assets of $34,423,886)..............................................        $10.51
                                                                                               ===========
  Class C (based on net assets of $4,091,966)...............................................        $10.47
                                                                                               ===========

See notes to financial statements.

16 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                             Calvert Municipal Fund
                               Maryland Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========


Principal
Amount                                                                                               Value
===========================================================================================================
                     Maryland Municipal Obligations (97.0%)
    $500,000   Anne Arundel County General Obligation Bonds, 5.125%, 4/15/09..................  $  506,790
     385,000   Baltimore City General Obligation Bonds, 8.90%, 10/15/99, MBIA
                 Insured......................................................................     449,584
     500,000   Baltimore City General Obligation Bonds, 6.00%, 10/15/04, AMBAC Insured........     553,555
     297,945   Baltimore County Economic Development Revenue Bonds, 5.65%,
                 9/1/96, LOC: First National Bank of Maryland.................................     298,568
      84,835   Baltimore County Economic Development Revenue Bonds, 5.00%,
                 12/1/08, LOC: First National Bank of Maryland................................      82,931
     965,000   Cambridge Economic Development Revenue Bonds, 7.25%, 4/1/04....................   1,049,051
     400,000   Carroll County General Obligation Bonds, 6.25%, 11/1/08........................     446,772
     500,000   Cecil County General Obligation Bonds, 5.10%, 12/1/07, FGIC Insured............     508,550
     451,000   Cecil County Health Department Certificates of Participation,
                 7.875%, 7/1/14...............................................................     472,959
     400,000   Frederick County General Obligation Bonds, 5.00%, 8/1/09.......................     399,592
     655,180   Harford County Economic Development Revenue Bonds, 5.25%,
                 6/1/10, LOC: First National Bank of Maryland.................................     658,809
     400,000   Howard County General Obligation Bonds, 5.25%, 8/15/05.........................     418,752
     141,255   Maryland Industrial Development Financing Authority Revenue Bonds,
                 6.75%, 5/1/96................................................................     141,487
     250,000   Maryland Industrial Development Financing Authority Revenue Bonds,
                 5.20%, 12/1/05...............................................................     255,040
     190,000   Maryland Industrial Development Financing Authority Revenue Bonds,
                 6.375%, 11/1/96, LOC: First National Bank of Maryland........................     190,405
     370,000   Maryland Stadium Authority Revenue Bonds, 5.375%, 12/15/03,
                 AMBAC Insured................................................................     388,678
     155,000   Maryland State Certificates of Participation for St. Mary's County,
                 5.20%,6/1/04.................................................................     162,310
     180,000   Maryland State Certificates of Participation for St. Mary's County,
                 5.20%, 12/1/04...............................................................     188,899
     210,000   Maryland State Economic Development Authority Revenue Bonds,
                 Series A, 6.10%, 1/1/00......................................................     223,455
     220,000   Maryland State Economic Development Corp. Revenue VRDN, 5.30%,
                 6/1/20, LOC: NationsBank.....................................................     220,000
     250,000   Maryland Water Quality Administration Revenue Bonds, 5.40%, 9/1/13.............     252,953
     250,000   Montgomery County General Obligation Bonds, 9.75%, 6/1/01......................     315,743
     230,000   Montgomery County General Obligation Bonds, 7.00%, 5/1/03......................     267,456
     250,000   Northeast Maryland Waste Disposal Authority Revenue Bonds, 5.80%, 7/1/04.......     262,835
     250,000   Ocean City General Obligation Bonds, 6.00%, 3/15/01, MBIA Insured..............     269,755
     843,824   Ocean City Industrial Development Authority Revenue VRDN, 5.525%,
                 7/1/13, LOC: First National Bank of Maryland.................................     843,824
     300,000   Prince Georges County Certificates of Participation, 5.90%,
                 9/15/08, MBIA Insured........................................................     320,871
     400,000   Rockville General Obligation Bonds, 4.875%, 4/15/06............................     403,268


ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 17

                             Calvert Municipal Fund
                               Maryland Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995
                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
    $400,000   University of Maryland Auxiliary System Revenue Bonds, 5.20%, 4/1/06.........      $413,628
     400,000   Washington D.C. Metropolitan Area Transit Authority Revenue Bonds,
                 6.00%, 7/1/07, FGIC Insured................................................       439,082
     150,000   Washington Suburban Sanitary District Revenue Bonds, 5.00%, 6/1/03...........       155,258
                                                                                               -----------
                    Total Municipal Obligations (Cost $11,021,359)..........................    11,560,860
                                                                                               -----------
                       TOTAL INVESTMENTS (Cost $11,021,359) 97.0%...........................    11,560,860
                       Other assets and liabilities, net  3.0%..............................       358,846
                                                                                               -----------
                       NET ASSETS  100%.....................................................   $11,919,706
                                                                                               ===========
Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------
Each class of common stock has $.01 par value with 250,000,000 shares authorized for
 Class A and C combined
Par value and paid-in capital:
 Class A: 1,859,558 shares outstanding......................................................    $9,355,679
 Class C: 497,712 shares outstanding........................................................     2,397,064
Undistributed net investment income.........................................................         9,927
Accumulated net realized gain (loss)........................................................      (382,465)
Net unrealized appreciation (depreciation) on investments...................................       539,501
                                                                                               -----------
Net assets..................................................................................   $11,919,706
                                                                                               ===========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
 Class A (based on net assets of $9,410,671)................................................         $5.06
                                                                                               ===========
 Class C (based on net assets of $2,509,035)................................................         $5.04
                                                                                               ===========



See notes to financial statements.

18- CALVERT MUNICIPAL FUND                                                                   ANNUAL REPORT

                            Calvert Municipal Fund
                              Michigan Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                       Michigan Municipal Obligations (97.5%)
    $150,000   Bay City Water Supply Revenue Bonds, 4.80%, 10/1/02, AMBAC Insured...........      $153,024
     350,000   Brighton Area School District General Obligation Zero Coupon Bonds,
                 5/1/00, AMBAC Insured......................................................       290,066
     150,000   Cedar Springs Public School District General Obligation Bonds, 7.65%,
                 5/1/03.....................................................................       178,179
     250,000   Clarkston Community School General Obligation Bonds, 5.25%, 5/1/07,
                 FGIC Insured...............................................................       255,995
      75,000   Farmington Hills Hospital Finance Authority Revenue Bonds - Botsford
                 General Hospital, Series A, 6.00%, 2/15/01, MBIA
                 Insured....................................................................        80,593
     250,000   Greenville Public School District General Obligation Bonds, 5.75%, 5/1/06,
                 MBIA Insured...............................................................       267,117
     200,000   Hartland Consolidated School District General Obligation Bonds, 5.25%,
                 5/1/02.....................................................................       208,404
     200,000   Kalamazoo County Transportation Fund General Obligation Bonds, 6.50%,
                 10/1/02....................................................................       216,200
     100,000   Macomb County General Obligation Bonds, 6.70%, 8/1/98........................       106,345
     500,000   Michigan Higher Education Facility Authority Marygrove College University
                 of Detroit-Mercy Revenue Bonds, 6.00%, 11/1/03.............................       519,570
     610,000   Michigan Higher Education Facility Authority Revenue Bonds, 7.00%,
                 11/1/05....................................................................       699,243
      50,000   Michigan State General Obligation Bonds, 5.80%, 11/1/02......................        54,153
     300,000   Michigan State Hospital Finance Authority Revenue Bonds, Crittention
                 Hospital, 4.75%, 3/1/01....................................................       293,448
     500,000   Michigan State Housing Development Authority Revenue Bonds, River
                 Place Plaza Apts., 5.25%, 10/1/11..........................................       503,475
     250,000   Michigan State Building Authority Revenue Bond, Series II, 6.25%, 10/1/01,
                 AMBAC Insured..............................................................       273,803
     250,000   Michigan State Building Authority Facilities Revenue Bonds, Series I, 5.00%,
                 10/1/01....................................................................       258,050
     100,000   Morely Stanwood Community School General Obligation Bonds, 5.15%,
                 5/1/07, FGIC Insured.......................................................       101,596
     250,000   Mount Pleasant School District General Obligation Bonds, 5.65%, 5/1/05.......       265,245
     100,000   Oakland County Lueders Drain District Special Assessment General
                 Obligation Bonds, 6.40%, 5/1/02, AMBAC Insured.............................       109,262
     500,000   Oakland County Economic Development Limited Obligation Revenue
                 Bonds, Cranbrook Educational Community, 6.375%,
                 11/1/14....................................................................       537,500
     150,000   Saginaw County Building Authority Revenue Bonds, 5.00%, 4/1/04...............       151,708
      75,000   University of Michigan Revenue Bonds, 5.875%, 4/1/00.........................        79,754
      80,000   Yale Public School District General Obligation Bonds, 5.10%, 5/1/06,
                 AMBAC Insured..............................................................        82,064


ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 19

                            Calvert Municipal Fund
                              Michigan Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
    $205,000   Zeeland Public Schools General Obligation Bonds, 5.70%, 5/1/07,
                 MBIA Insured...............................................................    $  217,311
                                                                                                -----------
                 Total Municipal Obligations (Cost $5,650,229)..............................     5,902,105
                                                                                                -----------

                   TOTAL INVESTMENTS (Cost $5,650,229) 97.5%................................     5,902,105
                   Other assets and liabilities, net 2.5 %..................................       150,333
                                                                                                -----------
                   NET ASSETS  100%.........................................................    $6,052,438
                                                                                                ===========

Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------
Each class of common stock has $.01 par value with 250,000,000 shares authorized for
  Class A and C combined
Par value and paid-in capital:
  Class A : 889,834 shares outstanding......................................................   $ 4,603,742
  Class C : 292,709 shares outstanding......................................................     1,438,992
Undistributed net investment income.........................................................        10,972
Accumulated net realized gain (loss)........................................................      (253,144)
Net unrealized appreciation (depreciation) on investments...................................       251,876
                                                                                                -----------
  Net assets................................................................................    $6,052,438
                                                                                                ===========

Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
  Class A (based on net assets of $4,555,919)...............................................         $5.12
                                                                                                ===========
  Class C (based on net assets of $1,496,519)...............................................         $5.11
                                                                                                ===========

See notes to financial statements.

20 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                             Calvert Municipal Fund
                               New York Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                              New York Municipal Obligations (97.8%)
    $100,000   Battery Park New York Revenue Refunding Bonds, Series A, 4.75%,
                 11/1/02....................................................................      $100,458
     150,000   Dundee Central School District General Obligation Bonds, 5.70%, 6/15/07,
                 AMBAC Insured..............................................................       159,981
      75,000   Erie County General Obligation Bonds, 5.40%, 3/15/99,
                 FGIC Insured...............................................................        77,947
      75,000   Irvington Unified Free School District General Obligation Bonds, 5.10%,
                 7/15/01, AMBAC Insured.....................................................        77,968
     180,000   Metropolitan Transit Authority Commuter Facility Revenue Bonds,
                 Series A, 5.70%, 7/1/02, MBIA Insured......................................       191,752
      50,000   Monroe County Water Authority Revenue Bonds, 5.95%, 8/1/02...................        54,064
      75,000   New Castle Public Improvement General Obligation Bonds, 5.40%, 9/15/00.......        79,035
     200,000   New York City General Obligation Bonds, Series E, 5.75%,
                 2/15/09....................................................................       197,988
     123,810   New York City Hospital Corporation Bellvue Lease, 5.75%, 7/11/96.............       124,564
     205,133   New York City Hospital Corporation Bronx Lease, 5.75%, 12/1/97...............       208,325
     100,000   New York City Industrial Development Agency Civil Facility Revenue
                 Bonds, USTA National Tennis Center, 7.75%, 11/15/02, FSA Insured...........       118,729
     100,000   New York City Municipal Water Finance Revenue Bonds, 7.625%, 6/15/01.........       101,197
      50,000   New York City Municipal Water Finance Authority Water and Sewer
                 System Revenue Bonds, Series A, 7.625%, 6/15/16, FGIC Insured,
                 (Pre-refunded 4/15/97 @ 101.5).............................................        53,483
     200,000   New York City General Obligation Bonds, Series D, 5.70%, 8/15/06.............       198,258
      75,000   New York Local Government Assistance Corp. Revenue Bonds, 5.00%,
                 4/1/06.....................................................................        75,533
     150,000   New York State Project Finance Agency Revenue Bonds, HUD Sec. 236,
                 Series A, 4.75%, 11/1/04, FSA Insured......................................       147,705
     200,000   New York State Dormitory Authority Revenue Bonds, 5.50%, 5/15/07.............       201,332
     200,000   New York State Dormitory Authority Revenue Bonds for City University,
                 5.625%, 7/1/16.............................................................       201,334
      50,000   New York State Dormitory Authority Revenue Bonds for Manhattan
                 College, 5.70%, 7/1/00, Asset Guaranty Insured.............................        52,422
     150,000   New York State Dormitory Authority Revenue Bonds for State Department
                 of Mental Health, 5.35%, 7/1/01............................................       152,643
      50,000   New York State Dormitory Authority Revenue Bonds for Mt. Sinai Medical
                 School, 6.50%, 7/1/03, MBIA Insured........................................        55,507
      90,000   New York State Environmental Facilities Pooled Revenue Bonds, 5.70%,
                 5/15/09....................................................................        92,984
      75,000   New York State General Obligation Bonds, 5.75%, 9/15/01......................        80,059
     210,000   New York State General Obligation Bonds, 6.25%, 8/15/05......................       233,413
     100,000   New York State Local Assistance Corp. Revenue Bonds, Series E, 6.00%,
                 4/1/14.....................................................................       108,606
     100,000   New York State Power Authority Revenue Bonds, 6.50%, 1/1/08..................       113,031
     240,000   New York State Thruway Authority Highway Revenue Bonds, Series B,
                 5.375%, 4/1/02, FGIC Insured...............................................       252,122
     150,000   Oneida County General Obligation Bonds, 5.70%, 3/15/01.......................       156,427


ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 21

                            Calvert Municipal Fund
                              New York Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
     $25,000   Onondaga County Unlimited Tax General Obligation Bonds, 9.60%,
                 6/15/00....................................................................       $30,460
   1,365,000   Orange County Industrial Development Revenue VRDN, 5.61% 12/1/05,
                 LOC: United Jersey Bank....................................................     1,365,000
      75,000   Port Authority of New York and New Jersey Revenue Bonds, 4.875%,
                 8/1/00.....................................................................        76,996
     150,000   Suffolk County Industrial Development Agency Revenue Bonds, 6.00%,
                 2/1/08, FGIC Insured.......................................................       163,194
     100,000   Syracuse General Obligation Bonds, Series C, 4.80%, 10/15/06.................       100,148
     275,000   Triborough Building and Tunnel Revenue Bonds, Series A, 5.00%, 1/1/07........       277,084
     140,000   Westchester County General Obligation Bonds, 6.70%, 2/1/01...................       155,950
                                                                                                -----------
                  Total Municipal Obligations (Cost $5,688,819).............................     5,835,699
                                                                                                -----------

Contracts
------------------------------------------------------------------------------------------------------------
                                     Options Purchased (0.3%)
          12   Call Options on March U.S. Treasury Bond Futures, Expiration 2/17/96,
                 Strike Price 122...........................................................        17,437
                                                                                                -----------
                 Total Options (Premium $17,370)............................................        17,437
                                                                                                -----------

                   TOTAL INVESTMENTS (Cost and Premium $5,706,189) 98.1%....................     5,853,136
                   Other assets and liabilities, net 1.9%...................................       111,790
                                                                                                -----------
                   NET ASSETS  100%.........................................................    $5,964,926
                                                                                                ===========

Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------
Each class of common stock has $.01 par value with
 250,000,000 shares authorized for
 Class A and C combined
Par value and paid-in capital:
  Class A : 697,982 shares outstanding......................................................    $3,511,851
  Class C : 468,288 shares outstanding......................................................     2,297,675
Undistributed net investment income.........................................................         4,267
Accumulated net realized gain (loss)........................................................         4,186
Net unrealized appreciation (depreciation) on investments...................................       146,947
                                                                                                -----------
  Net assets................................................................................    $5,964,926
                                                                                                ===========

Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
  Class A (based on net assets of $3,572,584)...............................................         $5.12
                                                                                                ===========
  Class C (based on net assets of $2,392,342)...............................................         $5.11
                                                                                                ===========

See notes to financial statements.

22 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                            Calvert Municipal Fund
                              Virginia Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                   Virginia Municipal Obligations (97.7%)
    $590,000   Arlington County Community Housing Finance Revenue Bonds,
                 6.00%, 6/1/09..............................................................      $613,670
     300,000   Arlington County General Obligation Bonds, 5.50%, 8/1/06.....................       317,220
     450,000   Chesapeake Bay Bridge and Tunnel Revenue Bonds, 5.50%,
                 7/1/06, FGIC Insured.......................................................       473,854
     300,000   Chesapeake County General Obligation Bonds, 5.60%, 5/1/00....................       316,848
     400,000   Hampton City General Obligation Bonds, 5.90%, 1/15/07........................       432,728
     500,000   Hanover County Industrial Development Authority Revenue Bonds,
                 5.30%, 8/15/07, MBIA Insured...............................................       511,745
     100,000   Henrico County Industrial Development Authority Revenue VRDN,
                 6.25%, 10/01/00, LOC: Tokai Bank...........................................       100,000
     150,000   Henrico County Industrial Development Authority Revenue VRDN,
                 6.45%, 10/01/00, LOC: Tokai Bank...........................................       150,000
     200,000   Loudon County General Obligation Bonds, Series A, 5.40%, 10/1/06.............       209,086
     200,000   Loudon County Certificates of Participation, 6.10%, 3/1/02, FSA Insured......       217,626
     190,000   Loudon County Certificates of Participation, 6.30%, 3/1/04, FSA Insured......       209,739
     100,000   Metropolitan Washington Airport Authority Revenue Bonds, Series A,
                 6.10%, 10/1/01, MBIA Insured...............................................       108,342
     300,000   Metropolitan Washington Airport Authority Revenue Bonds, Series A,
                 5.60%, 10/1/06, MBIA Insured...............................................       314,046
     300,000   Norfolk General Obligation Bonds, 5.40%, 2/1/02..............................       316,023
     195,000   Norfolk Industrial Development Revenue Bonds, Sentara Hospital Project,
                 6.60%, 11/1/00.............................................................       212,259
     155,000   Norfolk Water Utility Improvement Revenue Bonds, 5.20%,
                 11/1/09, MBIA Insured......................................................       156,607
     300,000   Peninsula Ports Health System Riverside Health Revenue Bonds,
                 6.00%, 7/1/01..............................................................       321,126
     200,000   Richmond General Obligation Bonds, 4.80%, 1/15/01............................       204,124
     450,000   Riverside Regulatory Jail Authority Revenue Bonds, 5.70%,
                 7/1/08, MBIA Insured.......................................................       476,496
     435,000   Virginia College Building Authority Hampton Revenue Bonds,
                 University Project, 5.20%, 4/1/02..........................................       448,302
     340,000   Virginia Beach General Obligation Bonds, 5.40%, 7/15/08......................       352,230
               Virginia State Housing Authority Revenue Bonds:
     200,000     Series A, 6.50%, 7/1/03....................................................       210,532
     270,000     Series A, 6.90%, 7/1/07....................................................       287,167
     400,000     Series C, 6.00%, 1/1/03....................................................       415,496
     120,000     Series C, 6.75%, 7/1/11....................................................       126,433
               Virginia State Public Building Authority Revenue Bonds:
     100,000     Series A, 5.80%, 8/1/02....................................................       107,753
     400,000     Series A, 6.00%, 8/1/03....................................................       432,872
     230,000     Series B, 5.625%, 8/1/02...................................................       246,227
     200,000   Virginia State Public School Authority Revenue Bonds, Series A,
                 6.00%, 8/1/01..............................................................       216,208

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 23

                             Calvert Municipal Fund
                               Virginia Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                   ==========


Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
    $200,000   Virginia State Public School Authority Revenue Bonds, Series A,
                 6.00%,  8/1/03.............................................................      $218,560
     300,000   Virginia State Resources Authority Water & Sewer Revenue Bonds,
                 5.50%, 10/1/19.............................................................       300,534
     265,000   Virginia State Transportation Board Revenue Bonds, Route 28 Project,
                 5.75%, 4/1/00..............................................................       281,048
     320,000   Washington County Industrial Development Revenue Bonds,
                 5.625%, 7/1/02.............................................................       332,969
     300,000   West Point Industrial Development Authority Revenue Bonds,
                 Chesapeake Corporation, 6.375%, 5/1/03.....................................       300,807
     300,000   Winchester Industrial Development Authority Revenue Bonds,
                 Shenandoah University, 6.05%, 10/1/05, Asset Guaranty Insured..............       322,620
                                                                                               -----------
                 Total Municipal Obligations (Cost $9,728,923)..............................    10,261,297
                                                                                               -----------
                   TOTAL INVESTMENTS (Cost $9,728,923 ) 97.7%...............................    10,261,297
                   Other assets and liabilities, net 2.3%...................................       240,354
                                                                                               -----------
                   NET ASSETS 100%..........................................................   $10,501,651
                                                                                               ===========
Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------

Each class of common stock has $.01 par value with 250,000,000 shares authorized for
  Class A and C combined
Par value and paid-in capital:
  Class A : 1,422,964 shares outstanding....................................................    $7,179,509
  Class C : 625,064  shares outstanding.....................................................     3,057,869
Undistributed net investment income.........................................................        14,557
Accumulated net realized gain (loss)........................................................      (282,658)
Net unrealized appreciation (depreciation) on investments...................................       532,374
                                                                                               -----------
  Net assets................................................................................   $10,501,651
                                                                                               ===========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------

  Class A (based on net assets of $7,294,740)...............................................         $5.13
                                                                                               ===========
  Class C (based on net assets of $3,206,911)...............................................         $5.13
                                                                                               ===========

See notes to financial statements.

24 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                            Calvert Municipal Fund
                               Arizona Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                  Arizona Municipal Obligations (96.2%)
    $100,000   Arizona State Certificates of Participation, 5.20%, 5/1/97,
                 AMBAC Insured..............................................................      $101,492
      75,000   Arizona State Transportation Board Revenue Bonds, 4.50%, 7/1/03,
                 AMBAC Insured..............................................................        75,094
     200,000   Arizona State Transportation Board Highway Revenue Bonds,
                 6.00%, 7/1/08..............................................................       218,234
      75,000   Arizona State Transportation Board Highway Revenue Bonds, 7.00%,
                 7/1/09, (Pre-refunded 7/1/00 @ 101)........................................        84,227
     100,000   Casa Grande Excise Tax Revenue Bonds, 5.70%, 4/1/06, FGIC Insured............       106,207
     100,000   Glendale General Obligation Bonds, 5.15%, 7/1/03, FGIC Insured...............       104,231
     100,000   Maricopa County Certificates of Participation, 5.125%, 6/1/97................       101,454
     150,000   Maricopa County General Obligation Bonds, Series A, 5.80%, 7/1/04............       162,282
      50,000   Maricopa County Creighton School District #14 General Obligation
                 Bonds, 6.90%, 7/1/03, FGIC Insured.........................................        57,640
      50,000   Maricopa County Glendale School District #40 General Obligation Bonds,
                 6.30%, 7/1/03, FGIC Insured, (Pre-refunded 7/1/01 @ 101)...................        55,329
     100,000   Maricopa County Paradise Valley School District #69 General Obligation
                 Zero Coupon Bonds, 7/1/01, AMBAC Insured...................................        78,194
      50,000   Maricopa County Peoria School District #11 General Obligation Bonds,
                 5.40%, 7/1/02, MBIA Insured................................................        52,860
     100,000   Maricopa County Peoria School District #11 General Obligation Bonds,
                 7.50%, 7/1/07, AMBAC Insured...............................................       123,818
     145,000   Maricopa County Tempe Elementary School District #3 General
                 Obligation Capital Appreciation Bonds, Zero Coupon, 7/1/96 - 7/1/04,
                 AMBAC Insured..............................................................       103,905
      70,000   Maricopa County Tolleson School District #214 General Obligation
                 Bonds, 5.35%, 7/1/03, FGIC Insured.........................................        72,859
      25,000   Mesa General Obligation Bonds, 5.70%, 7/1/03, FGIC Insured...................        26,926
      95,000   Peoria Municipal Development Authority Revenue Bonds, 7.00%,
                 7/1/00, AMBAC Insured......................................................       105,939
      75,000   Phoenix General Obligation Bonds, 4.70%, 7/1/01..............................        76,733
      50,000   Phoenix  Civic Improvement Revenue Bonds, 4.50%, 7/1/01......................        50,145
      50,000   Phoenix Street and Highway User Revenue Bonds, 6.10%, 7/1/00,
                 MBIA Insured...............................................................        53,926
      35,000   Pima County General Obligation Bonds, 5.15%, 7/1/99..........................        36,188
      15,000   Pima County General Obligation Bonds, 5.50%, 7/1/02..........................        15,916
      50,000   Pima County Unified School District Catalina Foothills #16 General
                 Obligation Bonds, 4.00%, 7/1/00, AMBAC Insured.............................        49,452
      50,000   Pima County Unified School District Sunnyside #12 General
                 Obligation Bonds, 5.35%, 7/1/03, AMBAC Insured.............................        52,747
     125,000   Prescott Valley Property Corp. Municipal Facilities Revenue Bonds,
                 5.55%, 1/1/06, FGIC Insured................................................       131,062
      70,000   Scottsdale Revenue Bonds, 4.50%, 7/1/98, FGIC Insured........................        70,760
     120,000   Scottsdale General Obligation Bonds, Series D, 6.50%, 7/1/01.................       133,285

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 25

                             Calvert Municipal Fund
                               Arizona Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
     $75,000   Tucson General Obligation Bonds, 5.10%, 7/1/99, FGIC Insured.................       $77,499
      80,000   Tucson Street and Highway Revenue Bonds, Series A, 4.50%, 7/1/98.............        80,830
     100,000   Tucson Street and Highway Revenue Bonds, Series A, 7.00%, 7/1/11,
                 MBIA Insured...............................................................       122,010
     100,000   Yuma County Unified School District #70 General Obligation Bonds,
                 5.00%, 7/1/99, FGIC Insured................................................       103,013
                                                                                                ----------
               Total Municipal Obligations (Cost $2,582,600)................................     2,684,257
                                                                                                ----------
                  TOTAL INVESTMENTS (Cost $2,582,600) 96.2%.................................     2,684,257
                 Other assets and liabilities, net 3.8%.....................................       105,335
                                                                                                ----------
                 NET ASSETS  100%...........................................................    $2,789,592
                                                                                                ==========
Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------
Each class of common stock has $.01 par value with 250,000,000 shares authorized for
 Class A and C combined
Par value and paid-in capital:
 Class A : 403,282 shares outstanding.......................................................    $1,981,689
 Class C : 146,762 shares outstanding.......................................................       714,028
Undistributed net investment income.........................................................        16,341
Accumulated net realized gain (loss)........................................................       (24,123)
Net unrealized appreciation (depreciation)
 on investments.............................................................................       101,657
                                                                                                ----------
 Net assets.................................................................................    $2,789,592
                                                                                                ==========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
 Class A (based on net assets of $2,045,307)................................................         $5.07
                                                                                                ==========
 Class C (based on net assets of $744,285)..................................................         $5.07
                                                                                                ==========





See notes to financial statements.

26- CALVERT MUNICIPAL FUND                                                                   ANNUAL REPORT

                            Calvert Municipal Fund
                               Florida Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                               Florida Municipal Obligations (97.7%)
    $150,000   Boca Raton Beach Acquisition Revenue Bonds, 4.60%, 1/1/05,
                 MBIA Insured..............................................................       $150,428
     195,000   Brevard County Sales Tax Revenue Bonds, 5.40%, 12/1/06,
                 MBIA Insured..............................................................        204,456
     100,000   Broward County School District General Obligation Bonds,
                 7.20%, 2/15/00............................................................        107,934
     150,000   Broward County Solid Waste System Revenue Bonds, 5.80%, 7/1/07,
                 MBIA Insured..............................................................        159,925
     260,000   City of Miami General Obligation Bonds, 5.90%, 12/1/06, FGIC Insured........        286,172
     100,000   Collier County Special Assessment Bonds,  5.375%, 11/1/07...................        104,540
     150,000   Dade County Aviation Revenue Bonds, 5.60%, 10/1/05, AMBAC Insured...........        160,370
     150,000   Dade County School District General Obligation Bonds, 6.40%,
                 8/1/98, MBIA Insured......................................................        159,068
     100,000   Dade County Water and Sewer Systems Revenue Bonds, 5.00%,
                 10/1/00, FGIC Insured.....................................................        103,759
     150,000   East County Water Control District Water Revenue Bonds, Series 1994,
                 5.45%, 11/1/02, Asset Guaranty Insured....................................        157,041
     175,000   Florida State Board of Regent Parking System Revenue Bonds,
                 5.00%, 7/1/08, FSA Insured................................................        175,283
     200,000   Florida State General Service Revenue Bonds, 4.75%, 7/1/07,
                 AMBAC Insured.............................................................        197,730
     300,000   Florida State Multi-Family Housing Revenue Bonds, Cypress Lake,
                 5.75%, 12/1/07, LOC: Heller Financial.....................................        303,150
     150,000   Hillsborough County Solid Waste Revenue Bonds, 5.40%, 10/1/05,
                 MBIA Insured..............................................................        157,806
     125,000   Hollywood Water and Sewer Revenue Bonds, 6.75%, 10/1/11,
                 FGIC Insured..............................................................        142,621
     150,000   Homestead Special Insurance Assessment Revenue Bonds, 4.90%,
                 3/1/00, MBIA Insured......................................................        154,031
     100,000   Jacksonville Water and Sewer Revenue Bonds, 5.20%, 10/1/02,
                 MBIA Insured..............................................................        105,042
     100,000   Jacksonville Electric Authority Revenue Bonds, 6.70%, 10/1/04...............        112,267
     100,000   Jacksonville Excise Tax Revenue Bonds, 6.25%, 10/1/05, AMBAC Insured........        110,354
     125,000   Jacksonville Port Authority Revenue Bonds, 7.625%, 11/1/99,
                 MBIA Insured..............................................................        140,536
     150,000   Lee County Transportation Facilities Revenue Bonds, 5.625%, 10/1/08,
                 MBIA Insured..............................................................        158,519
     115,000   Marion County School Board Certificates of Participation, 5.30%,
                 8/1/02, FSA Insured.......................................................        120,324
     150,000   Orange County Housing Finance Authority VRDN, 5.30%, 8/1/08,
                 LOC: Nationsbank..........................................................        150,000
     150,000   St. Petersburg Professional Sports Facility Revenue Bonds, 5.10%, 10/1/04,
                 MBIA Insured..............................................................        156,112

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 27

                            Calvert Municipal Fund
                               Florida Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========

Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
    $200,000   Tallahassee Consolidated Utility System Revenue Bonds, 4.60%, 10/1/02........      $203,122
     200,000   Tampa Capital Improvement Revenue Bonds, 8.375%, 10/1/18, IA:
                 Multi-Bank.................................................................      $216,402
                                                                                                -----------

                 Total Municipal Obligations (Cost $4,033,273)..............................     4,196,992
                                                                                                -----------

Contracts
------------------------------------------------------------------------------------------------------------
                                               Options Purchased (0.1%)
           2   Call Options on March U.S. Treasury Bond Futures, Expiration 2/17/96,
                 Strike Price 122...........................................................         2,906
                                                                                                -----------

                 Total Options (Premium $2,895).............................................         2,906
                                                                                                -----------

                 TOTAL INVESTMENTS (Cost and Premium $4,036,168)  97.8%.....................     4,199,898
                 Other assets and liabilities, net 2.2%.....................................        93,344
                                                                                                -----------
                 NET ASSETS  100%...........................................................    $4,293,242
                                                                                                ===========

Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------
Each class of shares of beneficial interest has an unlimited number of no par shares authorized
Paid-in capital:
  Class A : 769,257 shares outstanding......................................................    $3,908,405
  Class C : 79,413 shares outstanding.......................................................       369,217
Undistributed net investment income.........................................................         5,751
Accumulated net realized gain (loss)........................................................      (153,861)
Net unrealized appreciation (depreciation) on investments...................................       163,730
                                                                                                -----------
  Net assets................................................................................    $4,293,242
                                                                                                ===========

Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------
 Class A (based on net assets of $3,892,077)................................................         $5.06
                                                                                                ===========
 Class C (based on net assets of $401,165)..................................................         $5.05
                                                                                                ===========

See notes to financial statements.

28 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                             Calvert Municipal Fund
                             Pennsylvania Portfolio
                            Statement of Net Assets
                               December 31, 1995

                                  ==========


Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
                                    Municipal Obligations (98.6%)
Pennsylvania (96.1%)
    $170,000   Allegheny County  General Obligation Bonds, Series C-42, 5.00%, 10/1/07......      $170,639
     165,000   Bucks County General Obligation Bonds, Series A, 6.00%, 3/1/01...............       177,715
     150,000   Center City District Business Improvement Special Assessment, 5.75%,
                 12/1/10, AMBAC Insured.....................................................       157,936
     130,000   Central Bucks County School District General Obligation Bonds,
                 6.40%, 2/1/01..............................................................       142,229
     175,000   Chester County General Obligation Bonds, 5.50%,12/15/07......................       182,082
     180,000   Delaware County Hospital Revenue Bonds, 5.25%, 8/15/07,
                 MBIA Insured...............................................................       183,443
      90,000   Erie County General Obligation Bonds, Series B, 6.75%, 9/1/16,
                 (Pre-refunded 9/1/01 @100).................................................       101,132
     100,000   Latrobe Industrial Development Authority Revenue Bonds,
                 St. Vincent College, 6.40%, 5/1/06.........................................       105,803
      50,000   Media Borough Water Revenue Bonds, 5.60%, 1/1/01, MBIA Insured...............        52,733
     150,000   Montgomery County Industrial Development Revenue VRDN, 5.25%,
                 12/1/13, LOC: PNC Bank.....................................................       150,000
      40,000   Pennsylvania Housing Finance Agency Revenue Bonds, Series C-40,
                 5.85%, 4/1/02..............................................................        41,847
      35,000   Pennsylvania Housing Finance Agency Revenue Bonds, Series C-40,
                 5.85%, 10/1/02.............................................................        36,705
      75,000   Pennsylvania Infrastructure Investment Authority Revenue Bonds,
                 5.75%, 9/1/99..............................................................        78,887
     120,000   Pennsylvania Intergovernmental Co-op Revenue Bonds, 5.25%, 6/15/06,
                 FGIC Insured...............................................................       122,370
     100,000   Pennsylvania State General Obligation Bonds, Series II, 5.10%, 6/15/03,
                 MBIA Insured...............................................................       103,894
     100,000   Pennsylvania State General Obligation Bonds, Series I, 5.30%, 5/1/06.........       103,618
      75,000   Pennsylvania State Industrial Development Authority Revenue Bonds,
                 6.00%, 1/1/05, AMBAC Insured...............................................        81,862
      65,000   Peters Township School District General Obligation Bonds, 6.00%,
                 5/15/04, FGIC Insured......................................................        69,791
     300,000   Philadelphia Airport Revenue Bonds, 5.75%, 6/15/08, AMBAC Insured............       313,314
      85,000   Philadelphia Hospital and Higher Education Revenue Bonds,
                 Community College, Series B, 5.40%, 5/1/02,
                 MBIA Insured...............................................................        89,029
     500,000   Philadelphia Redevelopment Multi-Family Housing Revenue VRDN,
                 5.60%, 12/1/09, LOC: Marine Midland Bank...................................       500,000
     150,000   Philadelphia Water and Wastewater Revenue Bonds, 5.50%, 6/15/15,
                 Capital Guaranty Insured...................................................       150,105
     100,000   Pittsburgh General Obligation Bonds, Series A, 5.70%, 9/1/08,
                 MBIA Insured...............................................................       105,013
     175,000   Pittsburgh Urban Redevelopment Authority Revenue Bonds,
                 6.00%, 6/1/08..............................................................       175,859



ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 29

                             Calvert Municipal Fund
                             Pennsylvania Portfolio
                      Statement of Net Assets (Continued)
                               December 31, 1995

                                  ==========


Principal
Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------
     $50,000   Ridley Park Hospital Authority Revenue Bonds, Tayler Hospital,
                 5.125%, 12/1/98............................................................       $49,419
     110,000   Seneca Valley School District General Obligation Bonds, 5.80%, 2/15/11.......       115,094
     100,000   Sharon Regional Health Systems Authority Revenue Bonds,
                 5.50%, 12/1/97.............................................................       101,285
     220,000   Sharon Regional Health Systems Authority Revenue Bonds,
                 5.75%, 12/1/98.............................................................       224,006
      75,000   State Public School Building Authority Revenue Bonds, Harrisburg
                 Area Community College, 6.70%, 10/01/00, MBIA Insured......................        82,416
     125,000   Wilkes Barre Area School District General Obligation Bonds,
                 5.75%, 4/1/06, FGIC Insured................................................       133,581

Other (2.5%)
     105,000   Puerto Rico Commonwealth Highway and Transportation Revenue
                 Bonds, 5.00%, 7/1/02.......................................................       107,165
                                                                                                ----------
                 Total Municipal Obligations (Cost $4,017,534)..............................     4,208,972
                                                                                                ----------
                   TOTAL INVESTMENTS (Cost $4,017,534) 98.6%................................     4,208,972
                   Other assets and liabilities, net 1.4%...................................        61,252
                                                                                                ----------
                   NET ASSETS  100%.........................................................    $4,270,224
                                                                                                ==========

Net Assets Consist Of:
------------------------------------------------------------------------------------------------------------

Each class of common stock has $.01 par value with 250,000,000 shares authorized for
  Class A and C combined
Par value and paid-in capital:
  Class A : 494,926 shares outstanding......................................................    $2,474,252
  Class C : 342,498 shares outstanding......................................................     1,666,474
Undistributed net investment income.........................................................        14,800
Accumulated net realized gain (loss)........................................................       (76,740)
Net unrealized appreciation (depreciation) on investments...................................       191,438
                                                                                                ----------
  Net assets................................................................................    $4,270,224
                                                                                                ==========
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------

   Class A (based on net assets of $2,521,732)..............................................         $5.10
                                                                                                ==========
   Class C (based on net assets of $1,748,492)..............................................         $5.11
                                                                                                ==========

See notes to financial statements.

30 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                            Calvert Municipal Fund
                           Statements of Operations
                         Year Ended December 31, 1995

                                  ==========


                                           National    California    Maryland
                                          Portfolio    Portfolio    Portfolio
Net Investment Income                     ----------   ----------   ----------
==============================================================================
Investment Income
 Interest income........................  $2,671,679   $2,126,218   $  577,308
                                          ----------   ----------   ----------
Expenses
 Investment advisory fee................     270,912      233,024       64,857
 Transfer agency fees and expenses......      30,243       24,388        9,630
 Distribution Plan expenses:
  Class A...............................        ----         ----         ----
  Class C...............................      51,542       28,141       18,167
 Directors' fees and expenses...........       4,073        3,424          960
 Administrative fees....................      45,152       38,837       10,810
 Custodian fees.........................       8,685        7,237        3,559
 Registration fees......................      29,690        3,853        1,888
 Reports to shareholders................      29,987       23,939        6,926
 Professional fees......................      15,149       13,064        3,610
 Miscellaneous..........................      12,392        8,351        3,230
 Reimbursement from Advisor.............        (109)        ----      (49,159)
                                          ----------   ----------   ----------
   Total expenses.......................     497,716      384,258       74,478
   Fees paid indirectly.................      (8,684)      (7,229)      (3,554)
                                          ----------   ----------   ----------
     Net expenses.......................     489,032      377,029       70,924
                                          ----------   ----------   ----------
  Net Investment Income.................   2,182,647    1,749,189      506,384
                                          ----------   ----------   ----------

Realized and Unrealized Gain
(Loss) on Investments
==============================================================================

Net realized gain (loss) on securities..     180,892     (451,127)      (1,776)
Net realized gain (loss) on futures.....        ----         ----       11,594
                                          ----------   ----------   ----------
                                             180,892     (451,127)       9,818
Change in unrealized appreciation or
 depreciation...........................   3,344,214    3,042,286      800,898
                                          ----------   ----------   ----------

  Net Realized and Unrealized
  Gain (Loss) on Investments............   3,525,106    2,591,159      810,716
                                          ----------   ----------   ----------

  Increase (Decrease) in
  Net Assets Resulting
  from Operations.......................  $5,707,753   $4,340,348   $1,317,100
                                          ==========   ==========   ==========

See notes to financial statements.

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 31

                            Calvert Municipal Fund
                           Statements of Operations
                         Year Ended December 31, 1995

                                  ==========


                                          Michigan     New York      Virginia
                                          Portfolio    Portfolio    Portfolio
Net Investment Income                     ----------   ----------   ----------
==============================================================================
Investment Income
 Interest income........................    $326,992     $245,329   $  535,013
                                          ----------   ----------   ----------

Expenses
 Investment advisory fee................      37,455       29,584       59,769
 Transfer agency fees and expenses......       5,414        6,915        8,735
 Distribution Plan expenses:
  Class A...............................        ----         ----         ----
  Class C...............................      11,234       14,199       23,210
 Directors' fees and expenses...........         572          439          904
 Administrative fees....................       6,242        4,931        9,962
 Custodian fees.........................       2,799        3,757        3,789
 Reports to shareholders................       2,263        4,928        5,821
 Professional fees......................       2,109        1,626        3,324
 Miscellaneous..........................       2,523        2,599        1,619
 Reimbursement from Advisor.............     (26,141)     (25,953)     (39,482)
                                          ----------   ----------   ----------
   Total expenses.......................      44,470       43,025       77,651
   Fees paid indirectly.................      (2,799)      (3,655)      (3,787)
                                          ----------   ----------   ----------
     Net expenses.......................      41,671       39,370       73,864
                                          ----------   ----------   ----------
  Net Investment Income.................     285,321      205,959      461,149
                                          ----------   ----------   ----------

Realized and Unrealized Gain
(Loss) on Investments
==============================================================================

Net realized gain (loss) on securities..      (2,602)      64,667          720
Net realized gain (loss) on futures.....        ----       (6,341)     (11,662)
                                          ----------   ----------   ----------
                                              (2,602)      58,326      (10,942)
Change in unrealized appreciation or
 depreciation...........................     480,650      321,005      750,318
                                          ----------   ----------   ----------

  Net Realized and Unrealized
  Gain (Loss) on Investments............     478,048      379,331      739,376
                                          ----------   ----------   ----------

  Increase (Decrease) in
  Net Assets Resulting
  from Operations.......................    $763,369     $585,290   $1,200,525
                                          ==========   ==========   ==========

See notes to financial statements.

32 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                            Calvert Municipal Fund
                           Statements of Operations
                         Year Ended December 31, 1995

                                  ==========



                                           Arizona    Florida   Pennsylvania
                                          Portfolio  Portfolio   Portfolio
Net Investment Income                     ---------  ---------  ------------
============================================================================
Investment Income
 Interest income........................  $139,319   $211,930     $199,685
                                          ---------  ---------  ------------
Expenses
 Investment advisory fee................    17,286     25,034       21,720
 Transfer agency fees and expenses......     4,131      3,389        4,711
 Distribution Plan expenses:
  Class A...............................      ----       ----         ----
  Class C...............................     5,806      4,952       11,131
 Directors' fees and expenses...........       260        357          327
 Administrative fees....................     2,881      4,172        3,620
 Custodian fees.........................     3,621      3,267        3,038
 Reports to shareholders................     1,473      1,297        2,622
 Professional fees......................       970        443        1,200
 Miscellaneous..........................     1,994       (143)       1,552
 Reimbursement from Advisor.............   (16,908)   (19,376)     (20,542)
                                          ---------  ---------  ------------
   Total expenses.......................    21,514     23,392       29,379
   Fees paid indirectly.................    (3,621)    (3,265)      (3,030)
                                          ---------  ---------  ------------
     Net expenses.......................    17,893     20,127       26,349
                                          ---------  ---------  ------------
  Net Investment Income.................   121,426    191,803      173,336
                                          ---------  ---------  ------------

Realized and Unrealized Gain
(Loss) on Investments
============================================================================

Net realized gain (loss) on securities..    (3,129)     4,619          797
Net realized gain (loss) on futures.....      ----       (570)        ----
                                          ---------  ---------  ------------
                                            (3,129)     4,049          797
Change in unrealized appreciation or
 depreciation...........................   206,511    318,886      255,153
                                          ---------  ---------  ------------

  Net Realized and Unrealized
  Gain (Loss) on Investments............   203,382    322,935      255,950
                                          ---------  ---------  ------------

  Increase (Decrease) in
  Net Assets Resulting
  from Operations.......................  $324,808   $514,738     $429,286
                                          =========  =========  ============

See notes to financial statements.

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 33

                            Calvert Municipal Fund
                      Statements of Changes in Net Assets

                                  ==========

                                                          National       National
                                                          Portfolio      Portfolio
                                                         Year Ended     Year Ended
Increase (Decrease) in Net Assets                       Dec. 31, 1995  Dec. 31, 1994
====================================================================================
Operations
 Net investment income................................  $  2,182,647   $  2,203,177
 Net realized gain (loss) on investments..............       180,892     (1,268,694)
 Change in unrealized appreciation or depreciation
  of investments......................................     3,344,214     (1,561,308)
                                                        -------------  -------------
   Increase (Decrease) in Net Assets
   Resulting from Operations..........................     5,707,753       (626,825)
                                                        -------------  -------------

Distributions to shareholders from
 Net investment income:
  Class A shares......................................    (1,871,643)    (2,021,503)
  Class C shares......................................      (258,008)      (166,928)
                                                        -------------  -------------
 Total distributions..................................    (2,129,651)    (2,188,431)
                                                        -------------  -------------

Capital share transactions
 Shares sold:
  Class A shares......................................    10,495,422     19,485,983
  Class C shares......................................     2,406,040      8,704,398
 Reinvestment of distributions:
  Class A shares......................................     1,591,998      2,021,503
  Class C shares......................................       249,454        166,929
 Shares redeemed:
  Class A shares......................................   (11,179,645)   (20,217,996)
  Class C shares......................................    (2,843,762)    (2,585,716)
                                                        -------------  -------------
 Total capital share transactions.....................       719,507      7,575,101
                                                        -------------  -------------

Total Increase (Decrease) in Net Assets...............     4,297,609      4,759,845

Net Assets
====================================================================================

Beginning of year.....................................    42,226,556     37,466,711
                                                        -------------  -------------
End of  year (including undistributed net investment
 income of $63,128 and $18,600
 for 1995 and 1994, respectively.)....................  $ 46,524,165   $ 42,226,556
                                                        =============  =============

See notes to financial statements.

34 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                             Calvert Municipal Fund
                      Statements of Changes in Net Assets

                                  ==========

                                                                                 California      California
                                                                                 Portfolio       Portfolio
                                                                                 Year Ended     Year Ended
Increase (Decrease) in Net Assets                                              Dec. 31, 1995   Dec. 31, 1994
------------------------------------------------------------------------------------------------------------
Operations
 Net investment income........................................................  $ 1,749,189   $  1,904,361
 Net realized gain (loss) on investments......................................     (451,127)      (740,654)
 Change in unrealized appreciation or depreciation
  of investments..............................................................    3,042,286     (2,279,306)
                                                                                -----------   ------------
   Increase (Decrease) in Net Assets
   Resulting from Operations..................................................    4,340,348     (1,115,599)
                                                                                -----------   ------------

Distributions to shareholders from
 Net investment income:
  Class A shares..............................................................   (1,583,527)    (1,816,653)
  Class C shares..............................................................     (131,146)       (82,320)
                                                                                -----------   ------------
 Total distributions..........................................................   (1,714,673)    (1,898,973)
                                                                                -----------   ------------

Capital share transactions
 Shares sold:
  Class A shares..............................................................    5,412,823     21,794,785
  Class C shares..............................................................    2,331,477      4,939,466
 Reinvestment of distributions:
  Class A shares..............................................................    1,256,420      1,816,554
  Class C shares..............................................................      126,340         82,420
 Shares redeemed:
  Class A shares..............................................................   (8,756,573)   (22,359,774)
  Class C shares..............................................................   (1,592,232)    (1,873,257)
                                                                                -----------   ------------
 Total capital share transactions.............................................   (1,221,745)     4,400,194
                                                                                -----------   ------------
Total Increase (Decrease) in Net Assets.......................................    1,403,930      1,385,622

Net Assets
------------------------------------------------------------------------------------------------------------
Beginning of year.............................................................   37,111,922     35,726,300
End of  year (including undistributed net investment..........................  -----------   ------------
 income of $53,498 and $34,255 for 1995 and 1994, respectively.)..............  $38,515,852   $ 37,111,922
                                                                                ===========   ============

See notes to financial statements.

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 35

                             Calvert Municipal Fund
                      Statements of Changes in Net Assets

                                  ==========


                                                                                Maryland        Maryland
                                                                                Portfolio       Portfolio
                                                                                Year Ended      Year Ended
Increase (Decrease) in Net Assets                                             Dec. 31, 1995   Dec. 31, 1994
------------------------------------------------------------------------------------------------------------
Operations
 Net investment income........................................................   $   506,384   $   434,163
 Net realized gain (loss) on investments......................................         9,818      (396,938)
 Change in unrealized appreciation or depreciation
  of investments..............................................................       800,898      (298,656)
                                                                                 -----------   -----------
   Increase (Decrease) in Net Assets
   Resulting from Operations..................................................     1,317,100      (261,431)
                                                                                 -----------   -----------

Distributions to shareholders from
 Net investment income:
  Class A shares..............................................................      (408,905)     (391,504)
  Class C shares..............................................................       (89,534)      (34,050)
                                                                                 -----------   -----------
 Total distributions..........................................................      (498,439)     (425,554)
                                                                                 -----------   -----------

Capital share transactions
 Shares sold:
  Class A shares..............................................................     1,967,910     6,210,445
  Class C shares..............................................................     1,072,783     2,309,524
 Reinvestment of distributions:
  Class A shares..............................................................       386,944       391,503
  Class C shares..............................................................        84,349        34,050
 Shares redeemed:
  Class A shares..............................................................    (1,023,822)   (3,943,287)
  Class C shares..............................................................      (622,911)     (480,731)
                                                                                 -----------   -----------
 Total capital share transactions.............................................     1,865,253     4,521,504
                                                                                 -----------   -----------
Total Increase (Decrease) in Net Assets.......................................     2,683,914     3,834,519

Net Assets
------------------------------------------------------------------------------------------------------------
Beginning of year.............................................................     9,235,792     5,401,273
                                                                                 -----------   -----------
End of  year (including undistributed net investment
 income of $ 9,927 and $1,982
 for 1995 and 1994, respectively.)............................................   $11,919,706   $ 9,235,792
                                                                                 ===========   ===========

See notes to financial statements.

36 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                            Calvert Municipal Fund

                      Statements of Changes in Net Assets

                                  ==========

                                                          Michigan         Michigan
                                                          Portfolio        Portfolio
                                                         Year Ended       Year Ended
Increase (Decrease) in Net Assets                       Dec. 31, 1995    Dec. 31, 1994
======================================================================================
Operations
 Net investment income................................  $   285,321      $   342,463
 Net realized gain (loss) on investments..............       (2,602)        (254,713)
 Change in unrealized appreciation or depreciation
  of investments......................................      480,650         (275,645)
                                                        ------------     ------------
   Increase (Decrease) in Net Assets
   Resulting from Operations..........................      763,369         (187,895)
                                                        ------------     ------------

Distributions to shareholders from
 Net investment income:
  Class A shares......................................     (221,995)        (310,539)
  Class C shares......................................      (52,701)         (27,740)
                                                        ------------     ------------
 Total distributions..................................     (274,696)        (338,279)
                                                        ------------     ------------

Capital share transactions
 Shares sold:
  Class A shares......................................      382,890        5,471,129
  Class C shares......................................      660,141        1,636,104
 Reinvestment of distributions:
  Class A shares......................................      205,420          310,539
  Class C shares......................................       50,195           27,740
 Shares redeemed:
  Class A shares......................................   (1,671,061)      (4,335,199)
  Class C shares......................................     (537,683)        (397,505)
                                                        ------------     ------------
 Total capital share transactions.....................     (910,098)       2,712,808
                                                        ------------     ------------

Total Increase (Decrease) in Net Assets...............     (421,425)       2,186,634

Net Assets
======================================================================================

Beginning of year.....................................    6,473,863        4,287,229
                                                        ------------     ------------
End of  year (including undistributed net investment
 income of $10,972 and $2,187
 for 1995 and 1994, respectively.)....................  $ 6,052,438      $ 6,473,863
                                                        ============     ============

See notes to financial statements.

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 37

                             Calvert Municipal Fund
                      Statements of Changes in Net Assets

                                  ==========

                                                         New York          New York
                                                         Portfolio         Portfolio
                                                         Year Ended        Year Ended
Increase (Decrease) in Net Assets                       Dec. 31, 1995     Dec. 31, 1995
=======================================================================================
Operations
 Net investment income................................  $  205,959        $   154,188
 Net realized gain (loss) on investments..............      58,326            (48,755)
 Change in unrealized appreciation or depreciation
  of investments......................................     321,005           (189,662)
                                                        ----------        -------------
   Increase (Decrease) in Net Assets
   Resulting from Operations..........................     585,290            (84,229)
                                                        ----------        -------------

Distributions to shareholders from
 Net investment income:
  Class A shares......................................    (138,235)          (131,830)
  Class C shares......................................     (64,975)           (20,863)
 Net realized gain on investments:
  Class A shares......................................      (3,276)               --
  Class C shares......................................      (2,184)               --
                                                        ----------        -------------
 Total distributions..................................    (208,670)          (152,693)
                                                        ----------        -------------

Capital share transactions
 Shares sold:
  Class A shares......................................   1,203,462          1,866,591
  Class C shares......................................   1,297,708          1,392,360
 Reinvestment of distributions:
  Class A shares......................................     125,466            131,830
  Class C shares......................................      66,301             20,863
 Shares redeemed:
  Class A shares......................................    (651,008)        (1,385,152)
  Class C shares......................................    (220,073)          (259,484)
                                                        ----------        -------------
 Total capital share transactions.....................   1,821,856          1,767,008
                                                        ----------        -------------

Total Increase (Decrease) in Net Assets...............   2,198,476          1,530,086

Net Assets
=======================================================================================

Beginning of year.....................................   3,766,450          2,236,364
                                                        ----------        -------------
End of  year (including undistributed net investment
 income of $4,267 and $1,518
 for 1995 and 1994, respectively.)....................  $5,964,926        $ 3,766,450
                                                        ==========        =============

See notes to financial statements.

38 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                            Calvert Municipal Fund

                      Statements of Changes in Net Assets

                                   =========

                                                          Virginia         Virginia
                                                          Portfolio        Portfolio
                                                         Year Ended       Year Ended
Increase (Decrease) in Net Assets                       Dec. 31, 1995    Dec. 31, 1994
======================================================================================
Operations
 Net investment income................................  $   461,149      $   347,571
 Net realized gain (loss) on investments..............      (10,942)        (272,628)
 Change in unrealized appreciation or depreciation
  of investments......................................      750,318         (242,319)
                                                        -----------      -----------
   Increase (Decrease) in Net Assets
   Resulting from Operations..........................    1,200,525         (167,376)
                                                        -----------      -----------

Distributions to shareholders from
 Net investment income:
  Class A shares......................................     (336,168)        (285,695)
  Class C shares......................................     (115,066)         (55,575)
                                                        -----------      -----------
 Total distributions..................................     (451,234)        (341,270)
                                                        -----------      -----------

Capital share transactions
 Shares sold:
  Class A shares......................................    2,338,809        5,441,931
  Class C shares......................................      745,321        3,185,914
 Reinvestment of distributions:
  Class A shares......................................      308,556          285,695
  Class C shares......................................      114,344           55,575
 Shares redeemed:
  Class A shares......................................   (1,740,892)      (2,150,473)
  Class C shares......................................     (646,090)        (397,195)
                                                        -----------      -----------
 Total capital share transactions.....................    1,120,048        6,421,447
                                                        -----------      -----------

Total Increase (Decrease) in Net Assets...............    1,869,339        5,912,801

Net Assets
======================================================================================

Beginning of year.....................................    8,632,312        2,719,511
                                                        -----------      -----------
End of  year (including undistributed net investment
 income of $14,557 and $5,479
 for 1995 and 1994, respectively.)....................  $10,501,651      $ 8,632,312
                                                        ===========      ===========

See notes to financial statements.

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 39

                            Calvert Municipal Fund

                      Statements of Changes in Net Assets

                                  ==========

                                                           Arizona           Arizona
                                                          Portfolio         Portfolio
                                                         Year Ended        Year Ended
Increase (Decrease) in Net Assets                       Dec. 31, 1995     Dec. 31, 1994
=======================================================================================
Operations
 Net investment income................................  $  121,426        $   82,102
 Net realized gain (loss) on investments..............      (3,129)          (24,214)
 Change in unrealized appreciation or depreciation
  of investments......................................     206,511          (104,854)
                                                        ----------        ----------
   Increase (Decrease) in Net Assets
   Resulting from Operations..........................     324,808           (46,966)
                                                        ----------        ----------

Distributions to shareholders from
 Net investment income:
  Class A shares......................................     (93,528)          (73,917)
  Class C shares......................................     (26,117)          (10,255)
                                                        ----------        ----------
 Total distributions..................................    (119,645)          (84,172)
                                                        ----------        ----------

Capital share transactions
 Shares sold:
  Class A shares......................................     454,542         2,492,557
  Class C shares......................................     439,306           739,668
 Reinvestment of distributions:
  Class A shares......................................      80,888            73,917
  Class C shares......................................      26,063            10,255
 Shares redeemed:
  Class A shares......................................    (653,606)         (451,259)
  Class C shares......................................    (221,408)         (275,356)
                                                        ----------        ----------
 Total capital share transactions.....................     125,785         2,589,782
                                                        ----------        ----------

Total Increase (Decrease) in Net Assets...............     330,948         2,458,644

Net Assets
=======================================================================================

Beginning of year.....................................   2,458,644              ----
                                                        ----------        ----------

End of  year (including undistributed net investment
 income of $16,341 and $7,444
 for 1995 and 1994, respectively.)....................  $2,789,592        $2,458,644
                                                        ==========        ==========

See notes to financial statements.

40 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                            Calvert Municipal Fund

                      Statements of Changes in Net Assets

                                  ==========

                                                           Florida         Florida
                                                          Portfolio       Portfolio
                                                         Year Ended      Year Ended
Increase (Decrease) in Net Assets                       Dec. 31, 1995   Dec. 31, 1994
=====================================================================================
Operations
 Net investment income................................  $   191,803     $   144,958
 Net realized gain (loss) on investments..............        4,049        (159,403)
 Change in unrealized appreciation or depreciation
  of investments......................................      318,886        (155,156)
                                                        -----------     -----------
   Increase (Decrease) in Net Assets
   Resulting from Operations..........................      514,738        (169,601)
                                                        -----------     -----------

Distributions to shareholders from
 Net investment income:
  Class A shares......................................     (162,144)       (137,247)
  Class C shares......................................      (23,545)         (8,431)
                                                        -----------     -----------
 Total distributions..................................     (185,689)       (145,678)
                                                        -----------     -----------

Capital share transactions
 Shares sold:
  Class A shares......................................      871,164       6,889,646
  Class C shares......................................      849,670       1,133,915
 Reinvestment of distributions:
  Class A shares......................................      125,837         137,247
  Class C shares......................................       22,513           8,431
 Shares redeemed:
  Class A shares......................................     (774,066)     (3,339,967)
  Class C shares......................................   (1,436,954)       (207,964)
                                                        -----------     -----------
 Total capital share transactions.....................     (341,836)      4,621,308
                                                        -----------     -----------

Total Increase (Decrease) in Net Assets...............      (12,787)      4,306,029

Net Assets
=====================================================================================

Beginning of year.....................................    4,306,029            ----
                                                        -----------     -----------
End of  year (including undistributed net investment
 income of $5,751 and $934
 for 1995 and 1994, respectively.)....................  $ 4,293,242     $ 4,306,029
                                                        ===========     ===========

See notes to financial statements.

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 41

                             Calvert Municipal Fund
                      Statements of Changes in Net Assets

                                  ===========

                                                                                 Pennsylvania   Pennsylvania
                                                                                   Portfolio      Portfolio
                                                                                  Year Ended     Year Ended
Increase (Decrease) in Net Assets                                                Dec. 31, 1995  Dec. 31, 1994
------------------------------------------------------------------------------------------------------------
Operations
 Net investment income.........................................................   $  173,336   $   101,393
 Net realized gain (loss) on investments.......................................          797       (80,199)
 Change in unrealized appreciation or depreciation
  of investments...............................................................      255,153       (63,715)
                                                                                  ----------   -----------
   Increase (Decrease) in Net Assets
   Resulting from Operations...................................................      429,286       (42,521)
                                                                                  ----------   -----------

Distributions to shareholders from
 Net investment income:
  Class A shares...............................................................     (104,356)      (78,868)
  Class C shares...............................................................      (54,268)      (21,852)
                                                                                  ----------   -----------
 Total distributions...........................................................     (158,624)     (100,720)
                                                                                  ----------   -----------

Capital share transactions
 Shares sold:
  Class A shares...............................................................      596,745     3,063,423
  Class C shares...............................................................      651,919     1,331,579
 Reinvestment of distributions:
  Class A shares...............................................................       89,501        78,868
  Class C shares...............................................................       52,898        21,852
 Shares redeemed:
  Class A shares...............................................................     (200,531)   (1,152,475)
  Class C shares...............................................................     (230,968)     (160,008)
                                                                                  ----------   -----------
 Total capital share transactions..............................................      959,564     3,183,239
                                                                                  ----------   -----------
Total Increase (Decrease) in Net Assets........................................    1,230,226     3,039,998

Net Assets
----------------------------------------------------------------------------------------------------------
Beginning of year..............................................................    3,039,998            --
                                                                                  ----------   -----------
End of  year (including undistributed net investment
 income of $14,800 and $2,126
 for 1995 and 1994, respectively.).............................................   $4,270,224   $ 3,039,998
                                                                                  ==========   ===========

See notes to financial statements.

42 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                         Notes To Financial Statements

Note A-Significant Accounting Policies

General: The Calvert Municipal Fund is comprised of eight Municipal Intermediate Portfolios: National, California, Maryland, Michigan, New York, Virginia, Arizona and Pennsylvania. The First Variable Rate Fund for Government Income has one Municipal Intermediate Portfolio, Florida. Each of the Portfolios, collectively the "Fund", are registered under the Investment Company Act of 1940 as an open-end management investment companies. The operations of each Portfolio are accounted for separately. Each Portfolio offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Short-term securities maturing within 60 days are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Options: The Fund, except National and California, may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

Futures Contracts: The Fund, except National and California, may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations

ANNUAL                                        REPORT CALVERT MUNICIPAL FUND - 43
which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion.

The Advisor reimburses the Portfolios for their respective operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 2.5% on the first $30 million, 2.0% on the next $70 million and 1.5% on the excess of $100 million.

The Advisor also voluntarily reimbursed the Portfolios for advisory fees or other operating expenses as reflected in the following table.

Expenses paid or waived by the Advisor may be repaid by the Portfolios through December 31, 1997. Recapture is permitted only to the extent it does not result in a Portfolio's aggregate expenses exceeding 2% of its annual average net assets. Expenses subject to recovery are reflected in the following table.

Calvert Distributors, Inc. (the successor of Calvert Securities Corp. effective April, 1995), both affiliates of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .15% and .80% annually of average daily net assets of each Class A and Class C, respectively. The Distributor currently does not charge any Distribution Plan expenses to Class A.

The Distributor receives a portion of commissions charged on sales of each Portfolio's Class A shares as shown in the following table.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.


44 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio. During the year, the Administrator voluntarily waived its fees as reported in the table below.

Certain transactions with affiliates were:


                                                                                 Administrative   Expenses
                                                  Voluntary         Distributor      Fees        Subject to
                                                Reimbursements      Commissions   Reimbursed      Recovery
------------------------------------------------------------------------------------------------------------
National.......................................       $109            $5,917             --       $160,438
California.....................................         --             5,163             --         60,611
Maryland.......................................     38,349             6,482        $10,810        125,380
Michigan.......................................     19,899             1,441          6,242         87,842
New York.......................................     21,022             3,925          4,931         62,510
Virginia.......................................     29,520             6,479          9,962        104,281
Arizona........................................     14,027             3,016          2,881         37,474
Florida........................................     15,204               287          4,172         45,172
Pennsylvania...................................     16,922             2,788          3,620         41,677

Each Director who is not affiliated with the Advisor receives an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served.

NOTE C - Investment Activity
During the year, purchases and sales of investments, other than short-term securities, were:

                                                 National   California    Maryland    Michigan   New York
------------------------------------------------------------------------------------------------------------
 Purchases:.................................   $25,371,985  $16,791,117  $2,409,317  $1,317,871 $1,076,236
 Sales:.....................................    24,699,690   18,958,229   1,129,149   1,953,992    517,808

                                                       Virginia       Arizona     Florida      Pennsylvania
------------------------------------------------------------------------------------------------------------
   .........................................
 Purchases:.................................          $2,479,545     $598,414    $1,734,212     $1,278,914
 Sales:.....................................             963,828      270,971     1,607,648        531,157

The cost of investments owned at December 31, 1995 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table on the next page presents the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforwards with expiration

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 45

                                              Unrealized        Unrealized       Capital Loss     Expiration
                                             Appreciation      Depreciation      Carry Forward      Dates
------------------------------------------------------------------------------------------------------------
National....................................  $2,550,829          $1,877          $1,066,708          2002
California..................................   1,620,174              37           1,171,952          2003
Maryland....................................     541,404           1,903             383,176          2002
Michigan....................................     256,708           4,832             253,144          2003
New York....................................     148,341           1,394                  --           --
Virginia....................................     532,374              --             282,660          2003
Arizona.....................................     101,938             281              24,123          2003
Florida.....................................     163,730              --             153,849          2002
Pennsylvania................................     191,438              --              70,780          2002

Capital losses may be utilized to offset future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The transactions are effected at par with no gain or loss to the Portfolios, in accordance with policies of the Fund.

NOTE D - Capital Shares


Transactions in Class A shares of each Portfolio for the years ended December 31, 1995 and 1994 were:

                                                              Reinvestment                          Net
Class A                                          Shares           of               Shares          Share
1995 Share Activity                               Sold        Distributions       Redeemed        Activity
------------------------------------------------------------------------------------------------------------
National....................................   1,025,259         155,373         (1,086,473)        94,159
California..................................     542,117         124,485           (866,544)      (199,942)
Maryland....................................     399,883          78,953           (208,618)       270,218
Michigan....................................      76,786          40,515           (336,033)      (218,732)
New York....................................     242,440          25,237           (131,215)       136,462
Virginia....................................     467,546          61,650           (345,109)       184,087
Arizona.....................................      92,028          16,405           (130,936)       (22,503)
Florida.....................................     176,473          25,511           (158,099)        43,885
Pennsylvania................................     119,450          17,796            (39,855)        97,391

                                                             Reinvestment                            Net
Class A                                         Shares           of               Shares            Share
1994 Share Activity                              Sold        Distributions       Redeemed          Activity
------------------------------------------------------------------------------------------------------------
National....................................   1,923,143         201,888         (2,035,087)        89,944
California..................................   2,013,953         171,926         (2,093,039)        92,840
Maryland....................................   1,258,500          81,559           (820,298)       519,761
Michigan....................................   1,085,137          63,088           (881,479)       266,746
New York....................................     385,972          29,729           (296,713)       118,988
Virginia....................................   1,085,795          58,403           (442,379)       701,819
Arizona.....................................     504,335          15,267            (93,817)       425,785
Florida.....................................   1,400,311          28,597           (703,536)       725,372
Pennsylvania................................     622,424          16,350           (241,239)       397,535

46 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

Transactions in Class C shares of each Portfolio for the year ended December 31, 1995 and the period March 1, 1994, inception, to December 31, 1994 were:

                                                             Reinvestment                            Net
Class C                                         Shares           of               Shares            Share
1995 Share Activity                              Sold        Distributions       Redeemed          Activity
------------------------------------------------------------------------------------------------------------
National....................................    234,908        24,339           (276,399)          (17,152)
California..................................    227,545        12,342           (155,539)           84,348
Maryland....................................    220,140        17,209           (127,350)          109,999
Michigan....................................    133,744        10,071           (108,446)           35,369
New York....................................    261,376        13,326            (43,869)          230,833
Virginia....................................    148,103        22,834           (129,264)           41,673
Arizona.....................................     89,307         5,275            (44,417)           50,165
Florida.....................................    172,828         4,600           (294,884)         (117,456)
Pennsylvania................................    130,801        10,698            (46,716)           94,783

                                                             Reinvestment                            Net
Class C                                         Shares           of               Shares            Share
1994 Share Activity                              Sold        Distributions       Redeemed          Activity
------------------------------------------------------------------------------------------------------------
National....................................    868,972        18,254           (267,500)          619,726
California..................................    489,216         8,374           (191,023)          306,567
Maryland....................................    481,908         7,158           (101,353)          387,713
Michigan....................................    336,380         5,780            (84,820)          257,340
New York....................................    286,714         4,254            (53,513)          237,455
Virginia....................................    655,233        11,591            (83,433)          583,391
Arizona.....................................    157,888         2,243            (63,534)           96,597
Florida.....................................    238,160         1,769            (43,060)          196,869
Pennsylvania................................    277,164         4,586            (34,035)          247,715

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 47

                  Financial Highlights -- National Portfolio

                                  ==========

                                             Class A Shares   Class A Shares   Class A Shares
                                               Year Ended       Year Ended       Year Ended
                                                Dec. 31,         Dec. 31,         Dec. 31,
                                                  1995             1994             1993
---------------------------------------------------------------------------------------------
Net asset value, beginning of year............  $  9.81          $ 10.42          $ 10.01
                                                =======          =======          =======
Income from investment operations
---------------------------------
 Net investment income........................      .51              .50              .48
 Net realized and unrealized gain (loss)
  on investments..............................      .80             (.62)             .45
                                                -------          -------          -------
  Total from investment operations............     1.31             (.12)             .93
Distributions from
------------------
 Net investment income........................     (.50)            (.49)            (.48)
 Net realized gains...........................       --               --             (.04)
                                                -------          -------          -------
  Total distributions.........................     (.50)            (.49)            (.52)
                                                -------          -------          -------
Total increase (decrease) in net asset value..      .81             (.61)             .41
                                                -------          -------          -------
Net asset value, end of year..................  $ 10.62          $  9.81          $ 10.42
                                                =======          =======          =======
Total return*.................................    13.64%           (1.18%)           9.47%
                                                =======          =======          =======
Ratios to average net assets:
 Net investment income........................     4.97%            4.88%            5.01%
                                                =======          =======          =======
 Total expenses +.............................      .96%              --               --
                                                =======          =======          =======
 Net expenses.................................      .94%             .69%             .10%
                                                =======          =======          =======
 Expenses reimbursed..........................       --              .32%             .45%
                                                =======          =======          =======
Portfolio turnover............................       57%             122%             162%
                                                =======          =======          =======
Net assets, end of year (in thousands)........  $40,146          $36,159          $37,467
                                                =======          =======          =======
Number of shares outstanding at end
 of year (in thousands).......................    3,780            3,686            3,596
                                                =======          =======          =======

                                            Class A Shares                    Class C Shares
                                            From Inception                    From Inception
                                             Sep. 30, 1992   Class C Shares    Mar. 1, 1994
                                                Through        Year Ended         Through
                                             Dec. 31, 1992    Dec. 31, 1995    Dec. 31, 1994
--------------------------------------------------------------------------------------------
Net asset value, beginning of period..........  $ 10.00          $  9.79          $ 10.28
                                                =======          =======          =======
Income from investment operations
---------------------------------
 Net investment income........................      .13              .41              .34
 Net realized and unrealized gain (loss)
  on investments..............................      .01              .79             (.48)
                                                -------          -------          -------
  Total from investment operations............      .14             1.20             (.14)
Distributions from
------------------
 Net investment income........................     (.13)            (.41)            (.35)
 Net realized gains...........................       --               --               --
                                                -------          -------          -------
  Total distributions.........................     (.13)            (.41)            (.35)
                                                -------          -------          -------
Total increase (decrease) in net asset value..      .01              .79             (.49)
                                                -------          -------          -------
Net asset value, end of period................  $ 10.01          $ 10.58          $  9.79
                                                =======          =======          =======
Total return*.................................     5.40%           12.50%           (1.12%)
                                                =======          =======          =======
Ratios to average net assets:
 Net investment income........................     5.36%(a)         4.00%            4.01%(a)
                                                =======          =======          =======
 Total expenses +.............................       --             1.94%              --
                                                =======          =======          =======
 Net expenses.................................       --             1.92%            1.71%(a)
                                                =======          =======          =======
 Expenses reimbursed..........................     4.34%(a)           --              .58%(a)
                                                =======          =======          =======
Portfolio turnover............................       12%              57%             122%
                                                =======          =======          =======
Net assets, end of period (in thousands)......  $ 1,542          $ 6,378          $ 6,067
                                                =======          =======          =======
Number of shares outstanding at end
 of period (in thousands).....................      154              603              620
                                                =======          =======          =======


48 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                 Financial Highlights -- California Portfolio

                                  ==========

                                             Class A Shares   Class A Shares   Class A Shares
                                              Year Ended       Year Ended       Year Ended
                                             Dec. 31, 1995    Dec. 31, 1994    Dec. 31, 1993
---------------------------------------------------------------------------------------------
Net asset value, beginning of year............  $  9.81          $ 10.56          $ 10.24
                                                =======          =======          =======
Income from investment operations
---------------------------------
 Net investment income........................      .47              .48              .53
 Net realized and unrealized gain (loss)
  on investments..............................      .69             (.76)             .36
                                                -------          -------          -------
  Total from investment operations............     1.16             (.28)             .89
Distributions from
------------------
 Net investment income........................     (.46)            (.47)            (.53)
 Net realized gains...........................       --               --             (.04)
                                                -------          -------          -------
  Total distributions.........................     (.46)            (.47)            (.57)
                                                -------          -------          -------
Total increase (decrease) in net asset value..      .70             (.75)             .32
                                                -------          -------          -------
Net asset value, end of year..................  $ 10.51          $  9.81          $ 10.56
                                                =======          =======          =======
Total return*.................................    12.07%           (2.57%)           8.88%
                                                =======          =======          =======
Ratios to average net assets:
 Net investment income........................     4.59%            4.67%            5.12%
                                                =======          =======          =======
 Total expenses +.............................      .91%              --               --
                                                =======          =======          =======
 Net expenses.................................      .89%             .76%             .21%
                                                =======          =======          =======
 Expenses reimbursed..........................       --              .13%             .12%
                                                =======          =======          =======
Portfolio turnover............................       47%              68%              21%
                                                =======          =======          =======
Net assets, end of year (in thousands)........  $34,424          $34,111          $35,726
                                                =======          =======          =======
Number of shares outstanding at end
 of year (in thousands).......................    3,276            3,476            3,383
                                                =======          =======          =======


                                            Class A Shares                    Class C Shares
                                            From Inception                    From Inception
                                              May 29, 1992    Class C Shares   Mar. 1, 1994
                                                Through        Year Ended         Through
                                             Dec. 31, 1992    Dec. 31, 1995    Dec. 31, 1994
--------------------------------------------------------------------------------------------
Net asset value, beginning of period..........  $ 10.00          $  9.79          $ 10.40
                                                =======          =======          =======
Income from investment operations
---------------------------------
 Net investment income........................      .29              .38              .31
 Net realized and unrealized gain (loss)
  on investments..............................      .24              .68             (.59)
                                                -------          -------          -------
  Total from investment operations............      .53             1.06             (.28)
Distributions from
------------------
 Net investment income........................     (.29)            (.38)            (.33)
 Net realized gains...........................       --               --               --
                                                -------          -------          -------
  Total distributions.........................     (.29)            (.38)            (.33)
                                                -------          -------          -------
Total increase (decrease) in net asset value..      .24              .68             (.61)
                                                -------          -------          -------
Net asset value, end of period................  $ 10.24          $ 10.47          $  9.79
                                                =======          =======          =======
Total return*.................................    10.00%           10.99%           (2.42%)
                                                =======          =======          =======
Ratios to average net assets:
 Net investment income........................     5.24%(a)         3.67%            3.60%(a)
                                                =======          =======          =======
 Total expenses +.............................       --             1.82%              --
                                                =======          =======          =======
 Net expenses.................................       --             1.80%            1.86%(a)
                                                =======          =======          =======
 Expenses reimbursed..........................      .38%(a)           --              .38%(a)
                                                =======          =======          =======
Portfolio turnover............................        3%              47%              68%
                                                =======          =======          =======
Net assets, end of period (in thousands)......  $16,046          $ 4,092          $ 3,000
                                                =======          =======          =======
Number of shares outstanding at end
 of period (in thousands).....................    1,567              391              307
                                                =======          =======          =======


ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 49

                 Financial Highlights ---- Maryland Portfolio

                                  ==========

                                                                                      Class A Shares
                                                                                      From Inception
                                                Class A Shares     Class A Shares      Oct. 1, 1993
                                                  Year Ended         Year Ended          Through
                                                Dec. 31, 1995      Dec. 31, 1994       Dec. 31, 1993
====================================================================================================
Net asset value, beginning of period..........      $4.67              $5.05             $5.00
                                                ==============     ==============     =============
Income from investment operations
---------------------------------
 Net investment income........................        .24                .24               .04
 Net realized and unrealized gain (loss)
  on investments..............................        .39               (.39)              .05
                                                --------------     --------------     -------------
  Total from investment operations............        .63               (.15)              .09
                                                --------------     --------------     -------------
Distributions from
------------------
 Net investment income........................       (.24)              (.23)             (.04)
                                                --------------     --------------     -------------
Total increase (decrease) in net asset value..        .39               (.38)              .05
                                                --------------     --------------     -------------
Net asset value, end of period................      $5.06              $4.67             $5.05
                                                ==============     ==============     =============
Total return*.................................      13.66%             (2.94%)            7.46%
                                                ==============     ==============     =============
Ratios to average net assets:
 Net investment income........................       4.87%              5.01%             4.42%(a)
                                                ==============     ==============     =============
 Total expenses+..............................        .51%                --                --
                                                ==============     ==============     =============
 Net expenses.................................        .48%               .17%               --
                                                ==============     ==============     =============
 Expenses reimbursed..........................        .43%               .86%              .80%(a)
                                                ==============     ==============     =============
Portfolio turnover............................         11%                77%               14%
                                                ==============     ==============     =============
Net assets, end of period (in thousands)......     $9,411             $7,429            $5,401
                                                ==============     ==============     =============
Number of shares outstanding at end
 of period (in thousands).....................      1,860              1,589             1,070
                                                ==============     ==============     =============

                                                                                      Class C Shares
                                                                                      From Inception
                                                                   Class C Shares      Mar. 1, 1994
                                                                     Year Ended          Through
                                                                   Dec. 31, 1995       Dec. 31, 1994
====================================================================================================
Net asset value, beginning of period..........................         $4.66             $4.97
                                                                   ==============     =============
Income from investment operations
---------------------------------
 Net investment income........................................           .20               .16
 Net realized and unrealized gain (loss)
  on investments..............................................           .38              (.30)
                                                                   --------------     -------------
  Total from investment operations............................           .58              (.14)
                                                                   --------------     -------------
Distributions from
------------------
 Net investment income........................................          (.20)             (.17)
                                                                   --------------     -------------
Total increase (decrease) in net asset value..................           .38              (.31)
                                                                   --------------     -------------
Net asset value, end of period................................         $5.04             $4.66
                                                                   ==============     =============
Total return*.................................................         12.55%            (2.60%)
                                                                   ==============     =============
Ratios to average net assets:
 Net investment income........................................          4.01%             4.29%(a)
                                                                   ==============     =============
 Total expenses+..............................................          1.36%               --
                                                                   ==============     =============
 Net expenses.................................................          1.33%             1.17%(a)
                                                                   ==============     =============
 Expenses reimbursed..........................................           .53%              .93%(a)
                                                                   ==============     =============
Portfolio turnover............................................            11%               77%
                                                                   ==============     =============
Net assets, end of period (in thousands)......................        $2,509            $1,806
                                                                   ==============     =============
Number of shares outstanding at end
 of period (in thousands).....................................           498               388
                                                                   ==============     =============

50 - CALVERT MUNICIPAL FUND                                      ANNUAL REPORT

                 Financial Highlights ---- Michigan Portfolio

                                  ==========

                                                                                      From Inception
                                                Class A Shares     Class A Shares      Oct. 1, 1993
                                                  Year Ended         Year Ended          Through
                                                Dec. 31, 1995      Dec. 31, 1994       Dec. 31, 1993
====================================================================================================
Net asset value, beginning of period..........      $4.74              $5.09             $5.00
                                                ==============     ==============     =============
Income from investment operations
---------------------------------
 Net investment income........................        .24                .23               .04
 Net realized and unrealized gain (loss)
  on investments..............................        .37               (.35)              .09
                                                --------------     --------------     -------------
  Total from investment operations............        .61               (.12)              .13
                                                --------------     --------------     -------------
Distributions from
------------------
 Net investment income........................       (.23)              (.23)             (.04)
                                                --------------     --------------     -------------
Total increase (decrease) in net asset value..        .38               (.35)              .09
                                                --------------     --------------     -------------
Net asset value, end of period................      $5.12              $4.74             $5.09
                                                ==============     ==============     =============
Total return*.................................      13.08%             (2.42%)           10.28%
                                                ==============     ==============     =============
Ratios to average net assets:
 Net investment income........................       4.76%              4.76%             4.27%(a)
                                                ==============     ==============     =============
 Total expenses+..............................        .52%                --                --
                                                ==============     ==============     =============
 Net expenses.................................        .48%               .18%               --
                                                ==============     ==============     =============
 Expenses reimbursed..........................        .39%               .84%              .89%(a)
                                                ==============     ==============     =============
Portfolio turnover............................         22%                65%               --
                                                ==============     ==============     =============
Net assets, end of period (in thousands)......     $4,556             $5,255            $4,287
                                                ==============     ==============     =============
Number of shares outstanding at end
 of period (in thousands).....................        890              1,109               842
                                                ==============     ==============     =============

                                                                                      Class C Shares
                                                                                      From Inception
                                                                   Class C Shares      Mar. 1, 1994
                                                                     Year Ended          Through
                                                                   Dec. 31, 1995       Dec. 31, 1994
====================================================================================================
Net asset value, beginning of period..........................        $ 4.74            $ 5.02
                                                                   ==============     =============
Income from investment operations
---------------------------------
 Net investment income........................................           .20               .16
 Net realized and unrealized gain (loss)
  on investments..............................................           .36              (.28)
                                                                   --------------     -------------
  Total from investment operations............................           .56              (.12)
                                                                   --------------     -------------
Distributions from
------------------
 Net investment income........................................          (.19)             (.16)
                                                                   --------------     -------------
Total increase (decrease) in net asset value..................           .37              (.28)
                                                                   --------------     -------------
Net asset value, end of period................................         $5.11             $4.74
                                                                   ==============     =============
Total return*.................................................         11.96%            (2.12%)
                                                                   ==============     =============
Ratios to average net assets:
 Net investment income........................................          3.91%             3.95%(a)
                                                                   ==============     =============
 Total expenses+..............................................          1.37%               --
                                                                   ==============     =============
 Net expenses.................................................          1.33%             1.15%(a)
                                                                   ==============     =============
 Expenses reimbursed..........................................           .52%              .87%(a)
                                                                   ==============     =============
Portfolio turnover............................................            22%               65%
                                                                   ==============     =============
Net assets, end of period (in thousands)......................        $1,497            $1,219
                                                                   ==============     =============
Number of shares outstanding at end
 of period (in thousands).....................................           293               257
                                                                   ==============     =============

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 51

                  Financial Highlights ---- New York Portfolio

                                  ==========

                                                                                            Class A Shares
                                                                                            From Inception
                                                      Class A Shares    Class A Shares       Oct. 1, 1993
                                                        Year Ended        Year Ended           Through
                                                      Dec. 31, 1995     Dec. 31, 1994        Dec. 31, 1993
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................     $4.71              $5.05                $5.00
                                                       ===========        ===========         ============
Income from investment operations
---------------------------------
 Net investment income...............................       .22                .23                  .04
 Net realized and unrealized gain (loss)
  on investments.....................................       .41               (.34)                 .05
                                                       -----------        -----------         ------------
  Total from investment operations...................       .63               (.11)                 .09
                                                       -----------        -----------         ------------
Distributions from
------------------
 Net investment income...............................      (.22)              (.23)                (.04)
                                                       -----------        -----------         ------------
 Net realized gains..................................      ----               ----                 ----
                                                       -----------        -----------         ------------
  Total distributions................................      (.22)              (.23)                (.04)
                                                       -----------        -----------         ------------
Total increase (decrease) in net asset value.........       .41               (.34)                 .05
                                                       -----------        -----------         ------------
Net asset value, end of period.......................     $5.12              $4.71                $5.05
                                                       ===========        ===========         ============
Total return*........................................     13.72%             (2.26%)               7.22%
                                                       ===========        ===========         ============
Ratios to average net assets:
 Net investment income...............................      4.47%              4.77%                3.81%(a)
                                                       ===========        ===========         ============
 Total expenses +....................................       .58%              ----                 ----
                                                       ===========        ===========         ============
 Net expenses........................................       .50%               .18%                ----
                                                       ===========        ===========         ============
 Expenses reimbursed.................................       .49%              1.13%                2.00%(a)
                                                       ===========        ===========         ============
Portfolio turnover...................................        13%                56%                ----
                                                       ===========        ===========         ============
Net assets, end of period (in thousands).............    $3,573             $2,648               $2,236
                                                       ===========        ===========         ============
Number of shares outstanding at end
 of period (in thousands)............................       698                562                  433
                                                       ===========        ===========         ============

                                                                                            Class C Shares
                                                                                            From Inception
                                                                         Class C Shares      Mar. 1, 1994
                                                                           Year Ended          Through
                                                                         Dec. 31, 1995       Dec. 31, 1994
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................................      $4.71                $4.98
                                                                          ===========         ============
Income from investment operations
---------------------------------
 Net investment income.................................................        .19                  .16
 Net realized and unrealized gain (loss)
  on investments.......................................................        .40                 (.27)
                                                                          -----------         ------------
  Total from investment operations.....................................        .59                 (.11)
                                                                          -----------         ------------
Distributions from
------------------
 Net investment income.................................................       (.19)                (.16)
 Net realized gains....................................................       ----                 ----
                                                                          -----------         ------------
  Total distributions..................................................       (.19)                (.16)
                                                                          -----------         ------------
Total increase (decrease) in net asset value...........................        .40                 (.27)
                                                                          -----------         ------------
Net asset value, end of period.........................................      $5.11                $4.71
                                                                          ===========         ============
Total return*..........................................................      12.63%               (1.97%)
                                                                          ===========         ============
Ratios to average net assets:
 Net investment income.................................................       3.65%                3.93%(a)
                                                                          ===========         ============
 Total expenses +......................................................       1.40%                ----
                                                                          ===========         ============
 Net expenses..........................................................       1.33%                1.22%(a)
                                                                          ===========         ============
 Expenses reimbursed...................................................        .59%                 .92%(a)
                                                                          ===========         ============
Portfolio turnover.....................................................         13%                  56%
                                                                          ===========         ============

Net assets, end of period (in thousands)...............................     $2,392               $1,119
                                                                          ===========         ============
Number of shares outstanding at end
 of period (in thousands)..............................................        468                  237
                                                                          ===========         ============

52 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                  Financial Highlights ---- Virginia Portfolio

                                  ==========

                                                                                            Class A Shares
                                                                                            From Inception
                                                      Class A Shares    Class A Shares       Oct. 1, 1993
                                                        Year Ended        Year Ended           Through
                                                      Dec. 31, 1995     Dec. 31, 1994        Dec. 31, 1993
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................     $4.74              $5.06                $5.00
                                                       ===========        ===========         ============
Income from investment operations
---------------------------------
 Net investment income...............................       .24                .23                  .05
 Net realized and unrealized gain (loss)
  on investments.....................................       .39               (.32)                 .06
                                                       -----------        -----------         ------------
  Total from investment operations...................       .63               (.09)                 .11
                                                       -----------        -----------         ------------
Distributions from
------------------
 Net investment income...............................      (.24)              (.23)                (.05)
                                                       -----------        -----------         ------------
Total increase (decrease) in net asset value.........       .39               (.32)                 .06
                                                       -----------        -----------         ------------
Net asset value, end of period.......................     $5.13              $4.74                $5.06
                                                       ===========        ===========         ============
Total return*........................................     13.54%             (2.04%)               8.65%
                                                       ===========        ===========         ============
Ratios to average net assets:
 Net investment income...............................      4.86%              4.87%                4.81%(a)
                                                       ===========        ===========         ============
 Total expenses +....................................       .54%              ----                 ----
                                                       ===========        ===========         ============
 Net expenses........................................       .51%               .19%                ----
                                                       ===========        ===========         ============
 Expenses reimbursed.................................       .38%               .86%                1.54%(a)
                                                       ===========        ===========         ============
Portfolio turnover...................................        11%                65%                  28%
                                                       ===========        ===========         ============
Net assets, end of period (in thousands).............    $7,295             $5,866               $2,720
                                                       ===========        ===========         ============
Number of shares outstanding at end
 of period (in thousands)............................     1,423              1,239                  537
                                                       ===========        ===========         ============


                                                                                            Class C Shares
                                                                                            From Inception
                                                                         Class C Shares      Mar. 1, 1994
                                                                           Year Ended          Through
                                                                         Dec. 31, 1995       Dec. 31, 1994
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................................      $4.74                $4.99
                                                                          ===========         ============
Income from investment operations
---------------------------------
 Net investment income.................................................        .20                  .16
 Net realized and unrealized gain (loss)
  on investments.......................................................        .39                 (.25)
                                                                          -----------         ------------
  Total from investment operations.....................................        .59                 (.09)
                                                                          -----------         ------------
Distributions from
------------------
 Net investment income.................................................       (.20)                (.16)
                                                                          -----------         ------------
Total increase (decrease) in net asset value...........................        .39                 (.25)
                                                                          -----------         ------------
Net asset value, end of period.........................................      $5.13               $ 4.74
                                                                          ===========         ============
Total return*..........................................................      12.62%               (1.54%)
                                                                          ===========         ============
Ratios to average net assets:
 Net investment income.................................................       4.07%                4.19%(a)
                                                                          ===========         ============
 Total expenses +......................................................       1.35%                ----
                                                                          ===========         ============
 Net expenses..........................................................       1.31%                 .94%(a)
                                                                          ===========         ============
 Expenses reimbursed...................................................        .43%                 .99%(a)
                                                                          ===========         ============
Portfolio turnover.....................................................         11%                  65%
                                                                          ===========         ============
Net assets, end of period (in thousands)...............................     $3,207               $2,766
                                                                          ===========         ============
Number of shares outstanding at end
 of period (in thousands)..............................................        625                  583
                                                                          ===========         ============

ANNUAL REPORT                                        CALVERT MUNICIPAL FUND - 53

                  Financial Highlights -- Arizona Portfolio

                                  ==========

                                                Class A Shares   Class A Shares
                                                  Year Ended       Year Ended
                                                Dec. 31, 1995    Dec. 31, 1994
-------------------------------------------------------------------------------
Net asset value, beginning of year.............       $4.71            $5.00
                                                ==============   ==============
Income from investment operations
---------------------------------
 Net investment income.........................         .22              .19
 Net realized and unrealized gain (loss)
  on investments...............................         .36             (.29)
                                                --------------   --------------
  Total from investment operations.............         .58             (.10)
                                                --------------   --------------
Distributions from
------------------
 Net investment income.........................        (.22)            (.19)
                                                --------------   --------------
Total increase (decrease) in net asset value...         .36             (.29)
                                                --------------   --------------
Net asset value, end of year...................       $5.07            $4.71
                                                ==============   ==============
Total return*..................................       12.44%           (1.84%)
                                                ==============   ==============
Ratios to average net assets:
 Net investment income.........................        4.43%            4.13%
                                                ==============   ==============
 Total expenses +..............................         .53%              --
                                                ==============   ==============
 Net expenses..................................         .41%             .38%
                                                ==============   ==============
 Expenses reimbursed...........................         .54%             .97%
                                                ==============   ==============
Portfolio turnover.............................          10%              22%
                                                ==============   ==============
Net assets, end of year (in thousands).........      $2,045           $2,004
                                                ==============   ==============
Number of shares outstanding at end
 of year (in thousands)........................         403              426
                                                ==============   ==============

                                                                 Class C Shares
                                                                 From Inception
                                                Class C Shares    Mar. 1, 1994
                                                  Year Ended        Through
                                                Dec. 31, 1995    Dec. 31, 1994
-------------------------------------------------------------------------------
Net asset value, beginning of period...........     $4.70            $4.96
                                                ==============   ==============
Income from investment operations
---------------------------------
 Net investment income.........................       .17              .13
 Net realized and unrealized gain (loss)
  on investments...............................       .38             (.25)
                                                --------------   --------------
  Total from investment operations.............       .55             (.12)
                                                --------------   --------------
Distributions from
------------------
 Net investment income.........................      (.18)            (.14)
                                                --------------   --------------
Total increase (decrease) in net asset value...       .37             (.26)
                                                --------------   --------------
Net asset value, end of period.................     $5.07            $4.70
                                                ==============   ==============
Total return*..................................     11.77%           (2.07%)
                                                ==============   ==============
Ratios to average net assets:
 Net investment income.........................      3.57%            3.26%(a)
                                                ==============   ==============
 Total expenses +..............................      1.38%              --
                                                ==============   ==============
 Net expenses..................................      1.25%            1.43%(a)
                                                ==============   ==============
 Expenses reimbursed...........................       .73%            1.24%(a)
                                                ==============   ==============
Portfolio turnover.............................        10%              22%
                                                ==============   ==============
Net assets, end of period (in thousands).......      $744             $454
                                                ==============   ==============
Number of shares outstanding at end
 of period (in thousands)......................       147               97
                                                ==============   ==============

54 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT

                  Financial Highlights ---- Florida Portfolio

                                  ==========

                                                Class A Shares    Class A Shares
                                                  Year Ended        Year Ended
                                                Dec. 31, 1995     Dec. 31, 1994
================================================================================
Net asset value, beginning of year............     $ 4.67            $ 5.00
                                                ==============    ==============
Income from investment operations
---------------------------------
 Net investment income........................        .24               .21
 Net realized and unrealized gain (loss)
  on investments..............................        .38              (.33)
                                                --------------    --------------
  Total from investment operations............        .62              (.12)
                                                --------------    --------------
Distributions from
------------------
 Net investment income........................       (.23)             (.21)
                                                --------------    --------------
Total increase (decrease) in net asset value..        .39              (.33)
                                                --------------    --------------
Net asset value, end of year..................     $ 5.06            $ 4.67
                                                ==============    ==============
Total return*.................................      13.48%            (2.44%)
                                                ==============    ==============
Ratios to average net assets:
 Net investment income........................       4.73%             4.64%
                                                ==============    ==============
 Total expenses+..............................        .43%             ----
                                                ==============    ==============
 Net expenses.................................        .35%              .21%
                                                ==============    ==============
 Expenses reimbursed..........................        .43%              .80%
                                                ==============    ==============
Portfolio turnover............................         44%               93%
                                                ==============    ==============
Net assets, end of year (in thousands)........     $3,892            $3,387
                                                ==============    ==============
Number of shares outstanding at end
 of year (in thousands).......................        769               725
                                                ==============    ==============


                                                                  Class C Shares
                                                                  From Inception
                                                Class C Shares     Mar. 1, 1994
                                                  Year Ended         Through
                                                Dec. 31, 1995     Dec. 31, 1994
================================================================================
Net asset value, beginning of period..........     $ 4.67            $ 4.93
                                                ==============    ==============
Income from investment operations
---------------------------------
 Net investment income........................        .19               .15
 Net realized and unrealized gain (loss)
  on investments..............................        .37              (.26)
                                                --------------    --------------
  Total from investment operations............        .56              (.11)
                                                --------------    --------------
Distributions from
------------------
 Net investment income........................       (.18)             (.15)
                                                --------------    --------------
Total increase (decrease) in net asset value..        .38              (.26)
                                                --------------    --------------
Net asset value, end of period................     $ 5.05            $ 4.67
                                                ==============    ==============
Total return*.................................      12.28%            (1.84%)
                                                ==============    ==============
Ratios to average net assets:
 Net investment income........................       3.82%             3.58%(a)
                                                ==============    ==============
 Total expenses+..............................       1.33%             ----
                                                ==============    ==============
 Net expenses.................................       1.25%             1.32%(a)
                                                ==============    ==============
 Expenses reimbursed..........................        .65%             1.02%(a)
                                                ==============    ==============
Portfolio turnover............................         44%               93%
                                                ==============    ==============
Net assets, end of period (in thousands)......     $  401            $  919
                                                ==============    ==============
Number of shares outstanding at end
 of period (in thousands).....................         79               197
                                                ==============    ==============

ANNUAL REPORT                                      CALVERT MUNICIPAL FUND - 55

                Financial Highlights -- Pennsylvania Portfolio

                                  ==========

                                                          Class A Shares   Class A Shares
                                                            Year Ended       Year Ended
                                                          Dec. 31, 1995    Dec. 31, 1994
-----------------------------------------------------------------------------------------
Net asset value, beginning of year.......................      $4.71            $5.00
                                                          ==============   ==============
Income from investment operations
---------------------------------
 Net investment income...................................        .25              .22
 Net realized and unrealized gain (loss) on investments..        .37             (.29)
                                                          --------------   --------------
  Total from investment operations.......................        .62             (.07)
                                                          --------------   --------------
Distributions from
------------------
 Net investment income...................................       (.23)            (.22)
                                                          --------------   --------------
Total increase (decrease) in net asset value.............        .39             (.29)
                                                          --------------   --------------
Net asset value, end of year.............................      $5.10            $4.71
                                                          ==============   ==============
Total return*............................................      13.51%           (1.29%)
                                                          ==============   ==============
Ratios to average net assets:
 Net investment income...................................       5.10%            4.94%
                                                          ==============   ==============
 Total expenses +........................................        .49%              --
                                                          ==============   ==============
 Net expenses............................................        .41%             .26%
                                                          ==============   ==============
 Expenses reimbursed.....................................        .54%             .94%
                                                          ==============   ==============
Portfolio turnover.......................................         17%              96%
                                                          ==============   ==============
Net assets, end of year (in thousands)...................     $2,522           $1,872
                                                          ==============   ==============
Number of shares outstanding at end
 of year (in thousands)..................................        495              398
                                                          ==============   ==============

                                                                           Class C Shares
                                                                           From Inception
                                                          Class C Shares    Mar. 1, 1994
                                                            Year Ended        Through
                                                          Dec. 31, 1995    Dec. 31, 1994
-----------------------------------------------------------------------------------------
Net asset value, beginning of period.....................      $4.72            $4.91
                                                          ==============   ==============
Income from investment operations
---------------------------------
 Net investment income...................................        .21              .16
 Net realized and unrealized gain (loss) on investments..        .37             (.19)
                                                          --------------   --------------
  Total from investment operations.......................        .58             (.03)
                                                          --------------   --------------
Distributions from
------------------
 Net investment income...................................       (.19)            (.16)
                                                          --------------   --------------
Total increase (decrease) in net asset value.............        .39             (.19)
                                                          --------------   --------------
Net asset value, end of period...........................      $5.11            $4.72
                                                          ==============   ==============
Total return*............................................      12.55%            (.30%)
                                                          ==============   ==============
Ratios to average net assets:
 Net investment income...................................       4.29%            4.20%(a)
                                                          ==============   ==============
 Total expenses +........................................       1.32%              --
                                                          ==============   ==============
 Net expenses............................................       1.24%            1.22%(a)
                                                          ==============   ==============
 Expenses reimbursed.....................................        .62%            1.15%(a)
                                                          ==============   ==============
Portfolio turnover.......................................         17%              96%
                                                          ==============   ==============
Net assets, end of period (in thousands).................     $1,748           $1,168
                                                          ==============   ==============
Number of shares outstanding at end
 of period (in thousands)................................        342              248
                                                          ==============   ==============

*Total return is not annualized and does not reflect deduction of Class A front-
 end sales charge.
(a) Annualized
+Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

56 - CALVERT MUNICIPAL FUND                                        ANNUAL REPORT